UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: July 31, 2013

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER CORE INCOME FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2013

CONTENTS

Letter to Shareholders	1-3

Financial Statements

Schedule of Investments
Capital Income Fund	4-7
Growth Fund	8-11
Income Fund	12-17
Core Income Fund	18-20
Value Fund	21-24
Master Allocation Fund	25-26

Statements of Assets and Liabilities	27

Statements of Operations	28

Statements of Changes in Net Assets	29-30

Financial Highlights
Capital Income Fund	31-33
Growth Fund	34-36
Income Fund	37-39
Core Income Fund	40-42
Value Fund	43-45
Master Allocation Fund	46-48

Notes to Financial Statements	49-58

Expense Examples	59

Other Information	63

Dear Fellow Shareholders,

On behalf of the entire API professional team, I would like to take this opportunity to welcome the many new shareholders who have joined us during the first half of 2013. We truly appreciate the growing number of individuals, registered investment professionals and investment clients who have entrusted us to manage their assets.

As we grow, we continue to add significant resources to enhance both our portfolio management and client services capabilities. Most recently, Michael “Mike” Maynes and Mark Bowlby joined the client relations team as Regional Directors and will help the home-office provide direct access to our investment operations nationwide. Mike heads the Southeast Division, which covers Florida, Georgia and Alabama, while Mark’s territory comprises Texas, New Mexico and Oklahoma.

MID 2013 GLOBAL ECONOMIC AND INVESTMENT OUTLOOK

The U.S. stock market advanced during the six months ended July 31, 2013 and generally provided double-digit returns at all capitalization levels. Value stocks tended to outpace growth stocks among large- and mid-capitalization companies, while growth stocks tended to outpace value stocks among smaller companies. Emerging markets were generally down across the board as fears about China and QE tapering took center stage. Meanwhile, Europe continues to provide hope that this may be the last year of negative GDP growth and that better times are ahead.

July is always an interesting month. Trading volumes are generally light as many people focus on summer fun rather than Q2 results. Since 1980, July returns have fallen more often than risen, but the month has also produced some very positive returns. Overall, July can be a profitable period despite heightened volatility. This year has been more of the same. The QE tapering talk that started back in May has led to more-than-desired-movement and the global economic recovery continues. While GDP growth continues to progress slowly, rates are still historically low and valuations remain favorable. As a result, we believe that the potential for growth in the next 12 to 18 months is greater than generally expected and that the stock market will deliver solid returns.

As we enter Q3, there remain three areas of concern for investors. However, we believe these concerns could not only prove benign, but could serve as a spark for another leg up in a secular bull market fed by historically low rates, attractive valuation and healthy earnings per share growth. These fears are:

1) Fed Tapering: Nothing goes on indefinitely, especially if the results are less than desired. Therefore, the fear is not tapering, but rather what will happen to rates without QE. We believe that the total slack in employment will drive the need to continue to keep rates low. Just consider the following:

•	Unemployment, while still high by most standards, continues to drop, while labor force participation continues to decline to levels not seen since the early 80’s.

•	New jobs are increasingly more temporary and service oriented.

•	Median household income is at the lowest levels in almost 20 years as a result of both underemployment and lack of employment.

Therefore, while 10 year treasury rates may be around 3%, we believe that any material additional increase would need the support of a very strong economy—something that does not appear to be on the table at this time. Short rates should remain low for at least the next 18 months.

2) Syria: There are many aspects to this very complex and serious matter. From a purely investment perspective, quick and decisive action in the name of deterrence and justice would be unlikely to have any significant adverse impact on investors. Historically, market data coinciding with the twelve significant U.S. air strikes since 1985 shows that these were great times to commit new funds to equities. While tensions leading to a strike can have a mild negative impact on the market, recoveries have been quick with buying opportunities that, on average, have yielded a 7.0% return from the low points.

3) Debt Ceiling, Sequestration and Obamacare Funding Debate: As investors, we want our politicians to take fiscal responsibility. It appears that Washington will find some middle ground without threatening the long-term fiscal health of the U.S. With concerns well known and limited revenue options available, we expect an incremental raising of the debt ceiling.

LOOKING FORWARD

The markets tend to move well ahead of actual economic events. We believe that additional quantitative easing by the world’s central banks will ultimately succeed in persuading the private sector to resume expansion of their businesses. The resulting economic recovery should send the equity markets higher, while also rekindling inflation and eventually lifting interest rates. Such a scenario would benefit equity investors and hurt long-duration bond investors. As a result, the very people who are selling stocks today are likely to eventually return to equities when markets rise. Unfortunately, since many will have to buy at higher levels, they will find themselves financially behind those who held on to their equity positions. The moral for long-term investors: The most prudent approach may be to maintain your exposure to equity positions.

Elevated unemployment and the possibility for further weak GDP growth continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies can provide stability and consistency. While diversification may not prevent losses in a downturn, we believe it helps in managing risk. We have developed the API Efficient Frontier Funds to provide you the opportunity to create a diversified investment portfolio that represents investments across a range of asset classes and investment styles.

Many of us at API are fellow shareholders. As Chief Investment Officer, I have chosen to demonstrate my personal belief in our investment approach and avoid any perceived conflicts of interest with shareholders by investing 100% of my personal stock market investments in the six API Efficient Frontier Funds.

As always, we thank you for your support and welcome your comments.

Sincerely,

David D. Basten
President
Chief Investment Officer
Portfolio Manager

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060. The Performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

API CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2013

(Unaudited)

	Principal/ Shares	Value
Europe Large Cap Stocks — 4.2%
Allianz SE	11,000	$170,830
ArcelorMittal ADR	10,000	129,700
AXA SA	8,700	192,009
Banco Santander SA	15,381	112,589
Muenchener Rueckversicherungs-Gesellschaft AG	7,500	148,988
Royal Dutch Shell PLC	2,100	143,535
Telefonica S.A.	11,000	156,090
Total SA ADR	4,000	212,200

		1,265,941

Europe Small Cap Stocks — 0.3%
Navios Maritime Partners LP	7,000	105,630

Global Large Cap Stocks — 3.8%
Cenovus Energy, Inc.	6,800	201,280
LyondellBasell Industries NV	2,000	137,420
Sanofi-Aventis ADR	5,000	257,400
Toronto Dominion Bank	3,500	294,630
TransCanada Corp.	6,000	274,320

		1,165,050

Global Mid Cap Stocks — 0.5%
TransAlta Corp.	10,200	140,658

Global Small Cap Stocks — 0.5%
Aircastle Ltd.	9,500	167,010

International Large Cap Stocks — 4.3%
BCE, Inc.	7,000	289,030
Eni S.p.A. ADR	6,500	286,975
Philip Morris International, Inc.	1,250	111,475
Sasol Ltd. ADR	5,000	230,550
SeaDrill Ltd.	9,000	384,120

		1,302,150

International Market Indexes — 2.2%
iShares Dow Jones EPAC Select Dividend ETF	7,000	237,370
iShares Emerging Markets Dividend ETF	3,000	144,540
iShares MSCI Australia ETF	12,000	279,120

		661,030

International Mid Cap Stocks — 1.2%
PartnerRe Ltd.	4,000	358,160

International Small Cap Stocks — 1.8%
Fly Leasing Ltd.	11,600	167,504
Maiden Holdings, Ltd.	17,000	206,720
Tower Group International, Ltd.	8,400	183,708

		557,932

Japan Large Cap Stocks — 0.6%
NTT DOCOMO, Inc. ADR	12,000	$183,240

Latin America Large Cap Stocks — 2.1%
Ecopetrol SA ADR	10,500	478,695
Empresa Nacional de Electricidad SA ADR	4,300	170,796

		649,491

Pacific/Asia Large Cap Stocks — 1.6%
China Petroleum & Chemical Corporation	2,860	212,469
PetroChina Company Limited	1,200	139,896
Westpac Banking Corporation	1,000	139,120

		491,485

Pacific/Asia Market Indexes — 2.7%
iShares Asia/Pacific Dividend ETF	4,300	231,927
iShares MSCI Pacific ex-Japan ETF	6,500	290,225
iShares MSCI Singapore ETF	23,000	306,590

		828,742

Scandinavia Large Cap Stocks — 0.6%
Statoil ASA ADR	9,000	194,310

Structured Notes — 1.7%
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	194,290
Morgan Stanley Market Linked Auto-Callable Securities, Variable Rate, due 11/30/2032	$300,000	315,990

		510,280

United Kingdom Large Cap Stocks — 6.5%
Astrazeneca PLC ADR	4,000	202,880
Aviva plc ADR	26,000	295,880
BP plc	7,000	290,080
BT Group plc	4,000	206,880
Diageo Plc ADR	1,400	175,462
Ensco PLC	5,000	286,700
Imperial Tobacco Group plc	2,100	140,994
National Grid PLC ADR	2,000	119,180
Tesco plc	7,300	122,786
Vodafone Group PLC	4,600	137,770

		1,978,612

U.S. Large Cap Stocks — 30.6%
Altria Group, Inc.	8,500	298,010
American Electric Power Company, Inc.	2,800	129,780
A T & T, Inc.	7,600	268,052
Baxter International, Inc.	4,000	292,160
BB&T Corporation	4,300	153,467
Blackrock, Inc.	750	211,470

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Bristol-Myers Squibb Company	6,500	$281,060
Chevron Corp.	2,300	289,547
Coca Cola Co.	8,000	320,640
ConAgra Foods, Inc.	6,500	235,365
Dominion Resources, Inc.	2,400	142,344
Dow Chemical Company	9,000	315,360
DTE Energy Co.	2,000	141,400
Duke Energy Corporation	2,100	149,100
E. I. du Pont de Nemours and Company	2,600	149,994
Eli Lilly & Co.	6,000	318,660
Enterprise Products Partners L.P.	2,600	161,278
Exelon Corporation	4,400	134,596
Freeport-McMoRan Copper & Gold, Inc.	5,100	144,228
General Dynamics Corporation	2,800	238,952
General Electric Company	6,000	146,220
General Mills, Inc.	6,000	312,000
JPMorgan Chase & Co.	7,000	390,110
Kellogg Corporation	3,000	198,720
Kimberly-Clark Corporation	2,500	247,000
Kraft Foods Group, Inc.	1,800	101,844
Lockheed Martin Corporation	3,100	372,372
M & T Bank Corp.	2,500	292,150
McDonald’s Corp.	3,000	294,240
Merck & Co., Inc.	7,000	337,190
Microsoft Corporation	4,700	149,601
Norfolk Southern Corp.	4,000	292,640
Omnicom Group, Inc.	2,500	160,675
Paychex, Inc.	8,000	315,520
Pfizer, Inc.	4,400	128,612
Procter & Gamble Co.	3,000	240,900
Reynolds American, Inc.	6,500	321,295
Southern Company	3,000	134,520
Sysco Corporation	9,500	327,845
Verizon Communications, Inc.	2,800	138,544

		9,277,461

U.S. Micro Cap Stocks — 5.0%
Calamos Asset Management, Inc.	12,000	127,800
Flushing Financial Corporation	11,000	208,560
Full Circle Capital Corporation	26,000	208,260
Medallion Financial Corp.	13,000	196,170
Monroe Capital Corporation	2,158	30,622
OceanFirst Financial Corp.	20,000	341,600
OFS Capital Corporation	10,800	131,328
State Auto Financial Corp.	13,000	263,900

		1,508,240

U.S. Mid Cap Stocks — 9.6%
AGL Resources, Inc.	5,500	$251,845
Ares Capital Corp.	17,000	302,430
Broadridge Financial Solutions, Inc.	15,000	434,100
Cleco Corporation	3,500	169,785
Corrections Corporation of America	7,500	247,875
Erie Indemnity Co.	3,500	281,295
IAC/InterActiveCorp	3,400	172,074
Maxim Integrated Products, Inc.	7,500	214,500
Pinnacle West Capital Corp.	2,700	159,030
Rayonier, Inc.	4,500	262,980
SCANA Corp.	3,000	155,730
Sonoco Products Co.	6,600	254,034

		2,905,678

U.S. REIT’s — 7.9%
Agree Realty Corp.	5,000	150,800
American Realty Capital Properties, Inc.	14,500	209,525
Arbor Realty Trust, Inc.	36,000	271,440
Ares Commercial Real Estate Corp.	9,500	124,830
Capstead Mortgage Corp.	14,000	165,480
Colony Financial, Inc.	9,000	182,520
Government Properties Income Trust	8,400	212,268
Home Properties, Inc.	4,000	255,240
PennyMac Mortgage Investment Trust	4,800	105,984
Physicians Realty Trust	10,000	115,000
Preferred Apartment Communities, Inc.	9,000	79,110
Redwood Trust, Inc.	7,000	118,580
Spirit Realty Capital, Inc.	33,143	302,596
Trade Street Residential, Inc.	12,000	93,000

		2,386,373

U.S. Small Cap Stocks — 9.5%
Associated Estates Realty Corporation	9,000	137,520
HNI Corporation	8,000	304,880
Horace Mann Educators Corporation	11,000	311,740
Intersil Corporation	18,200	185,822
Laclede Group, Inc.	6,500	298,090
Landauer, Inc.	2,800	137,956
MDC Partners, Inc.	10,500	258,405
Meridian Bioscience, Inc.	7,000	173,110
Northwest Bancshares, Inc.	20,000	276,400
Speedway Motorsports, Inc.	21,000	387,870
Suburban Propane Partners, L.P.	4,700	230,675
Vanguard Natural Resources, LLC	6,700	182,240

		2,884,708

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Money Market Funds — 2.7%
Fidelity Institutional Money Market Portfolio	807,590	$807,590

Total Investments — 99.9% (cost $25,297,897)		30,329,771
Other Assets in Excess of Liabilities — 0.1%		11,313

Net Assets — 100.0%		$30,341,084

Costfor federal income tax purposes $25,294,887.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excessof value over tax cost	$5,520,305
Excessof tax cost over value	485,421

NetAppreciation	$5,034,884

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2013

(Unaudited)

	Shares	Value
Emerging Markets Growth — 1.7%
iShares MSCI Emerging Markets Growth ETF	5,000	$260,000
iShares MSCI Emerging Markets ETF	7,000	272,790
iShares MSCI Turkey ETF	2,500	140,375
Market Vectors Vietnam ETF	9,800	183,750

		856,915

Emerging Markets Value — 0.3%
Guggenheim BRIC ETF	4,600	146,878

Europe Large Cap Stocks — 3.7%
ASML Holding N.V.	2,464	221,514
BLDRS Europe 100 ADR Index Fund	9,300	207,669
L’Oreal SA	7,000	233,982
LVMH Moet Hennessey Louis Vuitton SA	6,200	224,626
Nestle SA ADR	2,900	197,128
Roche Holding, Ltd. ADR	3,000	183,930
Syngenta AG ADS	3,000	237,120
Tenaris SA ADR	4,000	177,800
Vanguard MSCI European ETF	3,000	155,400

		1,839,169

Europe Mid Cap Stocks — 0.5%
Core Laboratories N.V.	1,800	269,280

Global Large Cap Stocks — 2.8%
Accenture plc	3,600	265,716
Aon plc	3,400	229,500
Grifols S.A. ADR	6,600	209,484
iShares MSCI Kokusai ETF	4,600	220,202
Lululemon Athletica, Inc.*	2,000	139,140
Luxottica Group S.p.A.	3,600	189,000
SAP AG ADS	2,000	145,780

		1,398,822

Global Market Indexes — 0.6%
Vanguard Total World Stock Index Fund	5,500	297,935

Global Mid Cap Stocks — 0.9%
Allied World Assurance Comapny Holdings Ltd.	2,000	189,300
Signet Jewelers Ltd.	3,900	285,129

		474,429

Global Small Cap Stocks — 0.5%
Aircastle Ltd.	14,000	246,120

International Large Cap Stocks — 4.5%
Agrium, Inc.	2,500	212,500
Brookfield Asset Management, Inc.	6,000	221,820
Elan Corporation plc ADR*	13,000	200,200
Essilor International SA	3,800	212,192
Novozymes A/S	5,700	194,912
Potash Corporation of Saskatchewan, Inc.	4,500	$130,500
Valeant Pharmaceuticals International, Inc.*	3,600	336,960
Wilmar International Ltd.	7,500	187,725
Wipro Limited	27,000	232,740
Yandex NV*	9,900	321,750

		2,251,299

International Market Indexes — 0.8%
iShares MSCI EAFE Growth ETF	2,500	161,400
iShares MSCI EAFE Small Cap ETF	5,500	246,785

		408,185

International Mid Cap Stocks — 1.7%
Aspen Insurance Holdings Ltd.	6,700	251,183
Bruker Corporation*	10,800	193,536
Lazard Ltd.	6,500	236,340
Sirona Dental Systems, Inc.*	2,800	197,680

		878,739

International Small Cap Stocks — 2.3%
Cielo SA	7,440	187,190
Himax Technologies, Inc.	42,000	273,420
Premier Global Services, Inc.*	18,500	203,500
Schweitzer — Mauduit International, Inc.	4,000	216,560
Tangoe, Inc.*	16,200	292,572

		1,173,242

Japan Large Cap Stocks — 0.4%
Secom Co. Ltd.	16,000	220,160

Japan Small Cap Stocks — 0.4%
iShares MSCI Japan Small Cap ETF	4,500	225,180

Latin America Large Cap Stocks — 2.3%
BanColombia SA ADR	3,100	178,095
Banco Santander — Chile ADR	6,493	146,482
Brasil Foods SA	11,100	237,873
Enersis SA ADR	12,000	182,400
Fomento Economico Mexicano S.A.B. de C.V. ADR	1,600	159,184
Grupo Televisa SA ADR	9,500	257,450

		1,161,484

Latin America Market Indexes — 0.4%
iShares Latin American 40 ETF	5,500	199,100

Latin America Mid Cap Stocks — 0.6%
Embraer SA ADR	8,400	285,348

Pacific/Asia Large Cap Stocks — 2.2%
BHP Billiton Ltd. ADR	2,800	175,644
Honda Motor Co. Ltd.	5,400	200,556
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,000	237,720

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Tokyo Electron Limited	16,500	$188,100
Vanguard MSCI Pacific ETF	5,000	284,350

		1,086,370

Pacific/Asia Market Indexes — 1.2%
BLDRS Emerging Markets 50 ADR Index Fund	4,900	173,215
iShares MSCI Indonesia ETF	5,000	144,950
iShares MSCI Malaysia ETF	10,200	154,122
iShares MSCI Thailand Capped ETF	2,000	151,740

		624,027

Pacific/Asia Mid Cap Stocks — 0.5%
NetEase, Inc.	3,900	248,469

Scandinavia Large Cap Stocks — 0.3%
Novo Nordisk A/S ADR	1,000	168,920

Scandinavia Mid Cap Stocks — 0.6%
Autoliv, Inc.	3,500	286,195

United Kingdom Large Cap Stocks — 0.9%
ACE Limited	2,500	228,450
GlaxoSmithKline PLC ADR	4,700	239,512

		467,962

U.S. Large Cap Stocks — 17.9%
Allergan, Inc.	2,000	182,240
Amazon.com, Inc.	700	210,854
Apple, Inc.	500	226,250
Automatic Data Processing, Inc.	3,500	252,315
AutoZone, Inc.*	350	157,003
Beam, Inc.	3,000	194,970
CarMax, Inc.*	4,400	215,776
Celgene Corporation*	1,500	220,290
CF Industries Holdings, Inc.	1,200	235,212
eBay, Inc.*	3,500	180,915
Facebook, Inc.*	10,000	368,300
Fluor Corporation	2,900	181,424
FMC Technologies, Inc.*	4,700	250,510
Franklin Resources, Inc.	4,800	234,624
Gilead Sciences, Inc.*	3,600	221,220
Google, Inc.*	250	221,900
Intel Corporation	8,400	195,720
Laboratory Corporation of America Holdings, Inc.*	2,500	241,850
Liberty Global plc Class A*	1,110	90,043
Liberty Global plc Series C*	829	63,966
Liberty Interactive Corporation*	8,000	195,680
Liberty Media Corporation*	1,600	229,968
Liberty Ventures Series A*	3,400	305,048
Lowe’s Companies, Inc.	6,000	267,480
Macy’s, Inc.	4,500	$217,530
Moody’s Corp.	2,500	169,425
NetApp, Inc.	7,200	296,064
Nike, Inc. Class B	4,000	251,680
Oracle Corp.	7,700	249,095
O’Reilly Automotive, Inc.*	1,500	187,890
PPG Industries, Inc.	1,800	288,792
Precision Castparts Corp.	1,500	332,580
Praxair, Inc.	1,300	156,221
QUALCOMM, Inc.	3,500	225,925
Salesforce.com Inc.*	6,000	262,500
Starz — Liberty Capital*	10,200	230,214
The ADT Corporation	4,200	168,336
TripAdvisor, Inc.*	3,900	292,578
Verisk Analytics, Inc.*	4,700	302,492
Vertex Pharmaceuticals, Inc.*	2,900	231,420

		9,006,300

U.S. Micro Cap Stocks — 9.4%
American Public Education, Inc.*	6,700	264,717
ATMI, Inc.*	10,300	255,955
Bazaarvoice, Inc.*	20,500	214,840
City Holding Company	4,500	199,170
Columbus McKinnon Corporation*	12,200	269,864
Cynosure, Inc.*	9,100	259,168
EnerNOC, Inc.*	11,500	179,630
Envestnet, Inc.*	13,700	340,993
Multimedia Games Holding Company*	11,000	384,890
Myers Industries, Inc.	10,700	208,329
Omnicell, Inc.*	11,000	232,100
Park-Ohio Holdings Corp.*	7,300	256,449
PDF Solutions, Inc.*	16,500	338,580
Resources Connections, Inc.	19,000	252,700
Tredegar Corporation	8,300	249,083
TriMas Corporation*	5,700	211,071
UFP Technologies, Inc.*	10,000	212,700
U.S. Ecology, Inc.	6,500	198,705
Virtus Investment Partners, Inc.*	1,200	223,800

		4,752,744

U.S. Mid Cap Stocks — 20.4%
Alliance Data Systems Corporation*	1,300	257,114
Amdocs Ltd.	7,000	269,290
Assurant, Inc.	5,000	270,800
Avis Budget Group, Inc.*	5,000	158,200
B/E Aerospace, Inc.*	4,500	313,695
Bio-Rad Laboratories, Inc.*	2,500	304,975
Chicago Bridge & Iron Company N.V.	4,200	250,236

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Colfax Corporation*	4,100	$217,587
Copart, Inc.*	7,000	227,570
CoStar Group, Inc.*	1,800	281,790
Cree, Inc.*	3,900	272,610
Donaldson Company, Inc.	4,500	163,125
Factset Research Systems, Inc.	2,000	218,360
Flowserve Corp.	5,400	306,072
FMC Corp.	3,000	198,480
Genesee & Wyoming, Inc.*	2,200	197,252
GEO Group, Inc.	4,500	156,240
Harris Corp.	3,600	205,452
Hertz Global Holdings, Inc.*	10,200	261,222
Hexcel Corp.*	8,000	281,680
IDEX Corporation	4,500	268,425
IPG Photonics Corporation	3,400	207,060
Landstar Systems, Inc.	4,300	232,458
Markel Corp.*	400	212,000
Mednax Services, Inc.*	3,000	292,260
NeuStar, Inc.*	3,900	218,712
NewMarket Corp.	800	218,048
Nordson Corporation	3,500	252,560
Oasis Petroleum, Inc.*	4,800	201,792
Panera Bread Co.*	900	150,345
PTC, Inc.*	8,000	216,640
Questcor Pharmaceuticals, Inc.	4,300	287,326
ResMed, Inc.	3,100	147,715
Rockwood Holdings, Inc.	3,800	257,374
Steel Dynamics, Inc.	15,000	233,400
Teledyne Technologies, Inc.*	3,000	240,510
Tractor Supply Company	2,000	242,260
Triumph Group, Inc.	3,000	235,380
Toro Company	4,500	221,760
Towers Watson & Co.	3,700	311,651
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,400	242,160
Wabtec Corp.	5,000	290,300
Waste Connnections, Inc.	6,000	259,560

		10,251,446

U.S. Small Cap Stocks — 20.2%
Aaron’s, Inc.	8,000	229,280
ADTRAN, Inc.	13,500	356,805
Biglari Holdings, Inc.*	400	166,624
CACI International, Inc. Class A*	3,100	205,840
Centene Corporation*	4,100	227,427
CIRCOR International, Inc.	4,500	236,340
CoreLogic, Inc.*	11,000	306,900
Darling International, Inc.*	9,100	184,730
Emulex Corporation*	39,000	312,390

	Shares	Value
Financial Engines, Inc.*	6,200	$295,988
Flowers Foods, Inc.	10,800	247,968
GreatBatch, Inc.*	9,000	340,200
H.B. Fuller Company	5,200	208,780
Iconix Brand Group, Inc.*	13,200	433,488
ICU Medical, Inc.*	4,500	322,605
Inter Parfums, Inc.	8,400	277,032
Interval Leisure Group, Inc.	8,000	172,080
Lindsay Corporation	2,600	195,260
Littlefuse, Inc.	3,700	295,963
Live Nation Entertainment, Inc.*	17,300	283,374
Mentor Graphics Corp.	10,400	213,512
Middleby Corporation*	1,500	268,410
Mobile Mini, Inc.*	9,800	338,198
Mueller Industries, Inc.	4,600	252,494
NIC, Inc.*	14,000	257,880
Outerwall, Inc.*	4,000	221,000
Parexel International Corp.*	6,500	321,425
PHH Corporation*	9,000	203,940
PriceSmart, Inc.	2,500	227,575
Prothena Corporation plc*	25,000	434,250
Regis Corporation	8,500	147,645
Simpson Manufacturing Co., Inc.	7,100	234,442
SodaStream International, Ltd.*	3,500	227,780
Team, Inc.*	5,800	227,302
Thor Industries, Inc.	5,000	270,250
TrueBlue, Inc.*	12,000	320,400
VCA Antech, Inc.*	9,000	258,840
Walter Investment Management Corp.*	5,000	198,950
Zebra Technologies Corporation*	5,100	235,467

		10,158,834

Money Market Funds — 2.0%
Fidelity Institutional Money Market Portfolio	999,296	999,296

Total Investments — 100.0% (cost $35,453,172)		50,382,848
Liabilities in Excess of Other Assets — Less Than 0.05%		(20,221)

Net Assets — 100.0%		$50,362,627

Costfor federal income tax purposes $35,453,172.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$15,295,959
Excess of tax cost over value	366,283

Net Appreciation	$14,929,676

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2013

(Unaudited)

	Principal/ Shares	Value
Emerging Markets Debt — 4.7%
Aeropuertos Dominicanos Siglo XXI, 9.25%, due 11/13/2019	$3,000,000	$3,082,500
AES Andres/Itabo Dominicana Ltd., 9.5%, due 11/12/2020	$500,000	527,500
Arcelormittal, 8.75%, due 3/29/2049	$1,650,000	1,802,790
Automotores Gildemeister SA, 8.25%, due 5/24/2021	$3,000,000	2,430,000
CEMEX SAB de CV, 9%, due 1/11/2018	$3,000,000	3,277,500
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$6,000,000	6,059,400
Koninklijke KPN NV, 7%, due 3/28/2073	$4,000,000	3,930,400
Minerva Luxembourg SA, 7.75%, due 1/31/2013	$2,000,000	1,945,000
OAS Financial Ltd., 8.875%, due 4/29/2049	$3,500,000	3,202,500
Petroleos de Venezuela SA, 4.9%, due 10/28/2014	$2,000,000	1,887,000
Virgilino de Oliveira Finance Ltd., 11.75%, due 2/9/2022	$3,000,000	2,445,000

		30,589,590

Europe Large Cap Stocks — 0.2%
Royal Dutch Shell PLC	7,400	505,790
Total SA ADR	20,000	1,061,000

		1,566,790

Global Corporate Bonds — 2.6%
CHC Helicopter S.A., 9.25%, due 10/15/2020	$3,000,000	3,142,500
Helios Multi-Sector High Income Fund, Inc.	73,300	416,344
Managed High Yield Plus Fund, Inc.	259,000	515,410
SPDR Barclays Capital Short Term High Yield Bond ETF	398,500	12,198,085
Western Asset Managed High Income Fund, Inc.	63,700	357,994

		16,630,333

Global Large Cap Stocks — 0.1%
LyondellBasell Industries NV	7,400	508,454

Global Mid Cap Stocks — 0.3%
Garmin Ltd.	14,000	561,120
Validus Holdings Ltd.	30,000	1,062,900

		1,624,020

Global Small Cap Stocks — 0.6%
Ship Finance International Ltd.	240,000	3,861,600

International Corporate Bonds — 1.8%
BC Luxco 1 SA, 7.375%, due 1/29/2020	$3,500,000	3,307,500
ILFC E-Capital Trust II, 6.25%, due 12/21/2065	$4,000,000	3,710,000
Natixis, 10%, due 4/29/2049	$275,000	$310,406
Seaspan Corporation 7.95% Preferred Series D	20,000	521,600
Societe Generale SA, 6.625%, due 12/11/2049	$4,000,000	4,038,000

		11,887,506

International Debt — 0.3%
Aberdeen Asia-Pacific Income Fund, Inc.	323,000	1,957,380

International Large Cap Stocks — 0.9%
Eni S.p.A. ADR	22,000	971,300
Philip Morris International, Inc.	11,000	980,980
Potash Corporation of Saskatchewan, Inc.	24,000	696,000
SeaDrill Ltd.	74,000	3,158,320

		5,806,600

International Mid Cap Stocks — 0.2%
Lazard Ltd.	30,500	1,108,980

International Small Cap Stocks — 0.3%
Fly Leasing Ltd.	150,000	2,166,000

Pacific/Asia Large Cap Stocks — 0.2%
China Mobile Limited	18,800	994,896

Structured Notes — 8.5%
Credit Suisse AG Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,720,000
Credit Suisse AG Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,579,200
Credit Suisse AG S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,526,600
Goldman Sachs Group, Inc. Autocallable Monthly Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$1,000,000	987,520
Goldman Sachs Group, Inc. Autocallable Quarterly S&P 500 and Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 3/16/2020	$4,900,000	4,794,013
Goldman Sachs Group, Inc. Callable Monthly Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$3,000,000	2,867,880
Goldman Sachs Group, Inc. Callable Monthly Russell 2000 Index-Linked Accrual Range Notes, Variable Rate, due 5/29/2023	$2,000,000	1,929,380
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$4,000,000	3,885,800

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 2/16/2023	$4,800,000	$4,506,720
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	1,978,700
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index,Variable Rate, due 6/28/2028	$3,000,000	3,105,450
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$6,000,000	6,313,200
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$1,000,000	1,050,650
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 9/28/2018	$2,764,000	3,040,262
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$3,500,000	3,605,525
Morgan Stanley Market Linked Auto-Callable Step-Up Notes, Variable Rate, due 11/30/2032	$4,000,000	4,213,200

		55,104,100

United Kingdom Large Cap Stocks — 0.7%
BP plc	23,600	977,984
National Grid PLC ADR	16,600	989,194
HSBC Holdings plc	18,600	1,055,550
Vodafone Group PLC	51,200	1,533,440

		4,556,168

U.S. Corporate Bonds — 28.5%
AdvisorShares Peritus High Yield ETF	379,500	19,422,810
Affiliated Managers Group, Inc., 6.375% Preferred	25,000	623,750
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	40,000	982,400
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	708,900
Alpha Natural Resources, Inc., 9.75%, due 4/15/2018	$1,000,000	1,035,000
Alpha Natural Resources, Inc., 6%, due 6/1/2019	$1,000,000	862,500
American Axle & Manufacturing Holdings, Inc., 7.75%, due 11/15/2019	$100,000	113,750
American Media, Inc., 11.5%, due 12/15/2017	$1,200,000	1,194,000
Apollo Investment Corp. 6.625% Preferred	30,000	714,900
Apollo Investment Corp. 6.875% Preferred	27,000	631,530
Arbor Realty Trust, Inc. 8.25% Preferred Series A	40,000	1,004,400
Arch Coal, Inc., 8.75%, due 8/1/2016	$1,000,000	997,500
Ares Capital Corporation, 5.875% Senior Notes, due 10/1/22	40,000	$994,800
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/23	228,900	5,493,577
Caesar’s Entertainment Operating Co., Inc., 11.25%, due 6/1/2017	$1,000,000	1,041,875
Cantor Fitzgerald LP, 7.875%, due 10/19/2019	$300,000	314,358
Central Garden & Pet Company, 8.25%, due 3/1/2018	$1,000,000	1,040,000
Claire’s Stores, Inc., 6.125%, due 3/15/2020	$1,500,000	1,530,000
Clear Channel Communications, Inc., 9%, due 3/1/2021	$2,000,000	1,980,000
CONSOL Energy, Inc., 8.25%, due 4/1/2020	$200,000	216,500
Cumulus Media Holdings, Inc., 7.75%, due 5/1/2019	$3,000,000	3,067,500
CYS Investments, Inc. 7.75% Preferred Series A	40,000	928,000
Discover Financial Services 6.5% Preferred Series B	30,000	749,700
DynCorp International, Inc., 10.375%, due 7/1/2017	$2,362,000	2,444,670
EarthLink, Inc., 7.375%, due 6/1/2020	$1,800,000	1,786,500
Erickson Air-Crane, Inc., 8.25%, due 5/1/2020	$2,000,000	2,030,000
EV Energy Partners, L.P., 8%, due 4/15/2019	$3,000,000	3,045,000
EverBank Financial Corp. 6.75% Preferred Series A	20,000	487,000
Fifth Street Finance Corp., 5.875% Senior Notes, due 3/15/2019	53,520	1,294,649
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	160,000	3,804,960
First Data Corporation, 11.25%, due 1/15/2021	$1,000,000	1,040,000
First Data Corporation, 12.625%, due 1/15/2021	$10,000,000	11,012,500
Forbes Energy Services Ltd., 9%, due 6/15/2019	$500,000	505,000
Frontier Communications Corp., 7.125%, due 1/15/2023	$300,000	298,500
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	120,000	3,004,800
Goldman Sachs Capital II Street Notes, Variable Rate, due 6/1/2043	$500,000	395,625
GRD Holdings III Corp., 10.75%, due 6/1/2019	$1,000,000	1,077,500
Hercules Technology Growth Capital, Inc., 7% Senior Notes, due 4/30/2019	6,200	158,038
Hercules Technology Growth Capital, Inc., 7% Senior Notes, due 9/30/2019	40,000	1,039,600

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Horizon Technology Finance Corp., 7.375% Senior Notes, due 3/15/2019	6,060	$154,227
Ingles Markets, Inc., 5.75%, due 6/15/2023	$1,500,000	1,500,000
iShares iBoxx $ High Yield Corporate ETF	150,000	13,947,000
J. C. Penney Company, Inc., 5.75%, due 2/15/2018	$300,000	259,500
JMP Group, Inc., 8% Senior Notes, due 1/15/2023	102,500	2,640,400
Jones Group, Inc., 6.875%, due 3/15/2019	$300,000	311,250
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	17,800	454,256
Kennedy-Wilson Holdings, Inc. 7.75% Preferred	15,075	380,041
Ladenburg Thalmann Financial Services, Inc. 8% Preferred Series A	50,000	1,260,000
Linn Energy, LLC, 6.25%, due 11/1/2019	$3,600,000	3,402,000
Main Street Capital Corp. 6.125% Preferred	196,000	4,704,000
Medley Capital Corp. 6.125% Preferred	196,000	4,715,760
Navios Maritime Holdings, 8.875%, due 11/1/2017	$100,000	105,375
New York Mortgage Trust, Inc. 7.75% Preferred Series B	30,000	704,700
North Atlantic Trading Co., 11.5%, due 7/15/2016	$1,000,000	1,055,000
North Atlantic Trading Co., 11.5%, due 7/15/2016	$2,500,000	2,637,500
NorthStar Realty Finance Corp. 8.875% Preferred Series C	30,000	763,500
NRG Energy, Inc., 7.875%, due 5/15/2021	$100,000	110,500
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	52,482	1,384,475
Oxford Lane Capital Corp. Preferred Series 2023	60,000	1,467,000
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	64,600	1,597,558
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	199,300	20,866,710
Pittsburgh Glass Works LLC, 8.5%, due 4/15/2016	$100,000	104,250
Regions Financial Corp. 6.375% Preferred Series A	30,000	738,900
Resolute Forest Products, Inc., 5.875%, due 5/15/2023	$2,000,000	1,820,000
Resource Capital Corporation 8.25% Preferred Series B	30,000	727,500
Rockies Express Pipeline LLC, 6.85%, due 7/15/2018	$400,000	392,000
Rockies Express Pipeline LLC, 5.625%, due 4/15/2020	$2,000,000	1,780,000
R. R. Donnelley & Sons Co., 7.25%, due 5/15/2018	$200,000	216,500
R. R. Donnelley & Sons Co., 8.25%, due 3/15/2019	$200,000	$222,000
Samson Investment Company, 9.75%, due 2/15/2020	$2,000,000	2,130,000
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	220,000	5,508,800
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$3,000,000	2,918,613
Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	40,000	932,800
SPDR Barclays Capital High Yield Bond ETF	300,000	12,078,000
SunTrust Banks, Inc. 5.875% Preferred Series E	20,000	472,800
Swift Energy Co., 7.875%, due 3/1/2022	$2,000,000	1,990,000
Texas Capital Bancshares, Inc., 6.5% Subordinated Notes, due 9/21/2042	40,000	943,200
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	44,658	1,109,751
United States Steel Corp., 7.5%, due 3/15/2022	$2,200,000	2,244,000
Webster Financial Corp. 6.4% Preferred Series E	20,000	496,000
WhiteHorse Finance, Inc. 6.5% Preferred	134,000	3,309,800

		183,627,758

U.S. Government Bonds & Notes — 0.5%
America First Tax Exempt Investors, L.P.	500,000	3,465,000

U.S. Large Cap Stocks — 7.4%
AbbVie, Inc.	23,000	1,046,040
Access Midstream Partners LP	21,700	1,019,249
Altria Group, Inc.	28,300	992,198
American Electric Power Company, Inc.	21,700	1,005,795
Arthur J. Gallagher & Co.	11,200	497,056
A T & T, Inc.	27,900	984,033
BB&T Corporation	14,300	510,367
BCE, Inc.	11,200	462,448
Blackstone Group LP	48,600	1,095,930
Cisco Systems, Inc.	20,300	518,665
CME Group, Inc.	14,600	1,080,108
Colgate-Palmolive Company	17,000	1,017,790
Dominion Resources, Inc.	35,000	2,075,850
Dow Chemical Company	30,000	1,051,200
Duke Energy Corporation	14,700	1,043,700
E. I. du Pont de Nemours and Company	18,500	1,067,265
Eli Lilly & Co.	19,000	1,009,090
Enterprise Products Partners L.P.	33,600	2,084,208
Exelon Corporation	16,000	489,440
FirstEnergy Corp.	27,700	1,054,539

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
General Electric Company	42,000	$1,023,540
HollyFrontier Corporation	22,000	1,002,100
Intel Corporation	42,900	999,570
Kinder Morgan Energy Partners, L.P.	12,500	1,031,375
Kraft Foods Group, Inc.	18,400	1,041,072
Lockheed Martin Corporation	9,200	1,105,104
Lorillard, Inc.	22,600	961,178
MarkWest Energy Partners, LP	21,700	1,523,557
McDonald’s Corp.	10,000	980,800
Merck & Co., Inc.	21,200	1,021,204
MetLife, Inc.	10,500	508,410
Microsoft Corporation	14,600	464,718
Pepco Holdings, Inc.	48,000	986,400
PepsiCo, Inc.	12,200	1,019,188
Pfizer, Inc.	36,000	1,052,280
PPL Corporation	20,000	635,400
Public Service Enterprise Group, Inc.	30,500	1,030,595
QUALCOMM, Inc.	8,200	529,310
Reynolds American, Inc.	20,000	988,600
Safeway, Inc.	43,200	1,114,128
Southern Company	23,000	1,031,320
Sysco Corporation	14,400	496,944
Texas Instruments, Inc.	27,800	1,089,760
Travelers Companies, Inc.	12,200	1,019,310
Verizon Communications, Inc.	19,700	974,756
Waste Management, Inc.	24,200	1,017,126
Western Union Company	61,000	1,095,560
Williams Companies, Inc.	28,600	977,262
Wynn Resorts Limited	7,800	1,038,414

		47,863,952

U.S. Micro Cap Stocks — 17.4%
Arlington Asset Investment Corp.	340,000	8,595,200
Ellington Financial LLC	350,000	7,952,000
Fidus Investment Corp.	349,100	6,786,504
Fifth Street Senior Floating Rate Corp.	141,200	2,003,628
Full Circle Capital Corp.	202,000	1,618,020
Garrison Capital, Inc.	189,199	2,819,065
Golub Capital BDC, Inc.	172,000	3,126,960
Harvest Capital Credit Corporation	92,000	1,407,600
Home Loan Servicing Solutions, Ltd.	183,000	4,580,490
Horizon Technology Finance Corporation	288,000	4,029,120
Kohlberg Capital Corporation	473,000	4,952,310
Landauer, Inc.	10,000	492,700
MCG Capital Corp	1,350,000	7,411,500
Medley Capital Corp.	463,500	6,767,100
Monroe Capital Corporation	162,149	2,300,894
New Mountain Finance Corporation	317,000	4,596,500
NGP Capital Resources Company	183,393	$1,206,726
PennantPark Floating Rate Capital Ltd.	212,456	2,987,131
PennantPark Investment Corp.	512,000	5,964,800
Stellus Capital Investment Corp.	143,900	2,180,085
Student Transportation, Inc.	480,000	3,182,400
TCP Capital Corp.	484,600	7,700,294
THL Credit, Inc.	600,000	9,348,000
TICC Capital Corp.	337,000	3,383,480
WhiteHorse Finance, Inc.	450,000	7,132,500

		112,525,007

U.S. Mid Cap Stocks — 2.5%
Ares Capital Corporation	688,000	12,239,520
CMS Energy Corporation	37,400	1,046,826
Maxim Integrated Products, Inc.	53,000	1,515,800
Old Republic International Corporation	73,500	1,062,075
Terra Nitrogen Company, L.P.	2,300	500,940

		16,365,161

U.S. Municipal Bonds — 0.1%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	$1,000,000	203,990

U.S. REIT’s — 10.2%
A G Mortgage Investment Trust, Inc.	270,000	4,897,800
American Realty Capital Properties, Inc.	100,000	1,445,000
Apollo Commercial Real Estate Finance, Inc.	170,000	2,725,100
Apollo Residential Mortgage, Inc.	260,000	4,167,800
Chimera Investment Corporation	1,950,000	5,811,000
Dynex Capital, Inc.	100,000	961,000
Ellington Residential Mortgage REIT	92,000	1,427,840
Five Oaks Investment Corp.	169,300	2,178,891
MFA Financial, Inc.	200,000	1,596,000
Newcastle Investment Corporation	350,000	2,030,000
New Residential Investment Corp.	450,000	2,983,500
NorthStar Realty Finance Corp.	879,000	8,614,200
One Liberty Properties, Inc.	72,077	1,674,349
Physicians Realty Trust	90,000	1,035,000
RAIT Financial Trust	300,000	2,268,000
Resource Capital Corp.	647,000	4,296,080
Silver Bay Realty Trust Corp.	19,090	307,158
Spirit Realty Capital, Inc.	314,292	2,869,486
Starwood Property Trust, Inc.	150,000	3,810,000
Two Harbors Investment Corp.	391,000	3,921,730
ZAIS Financial Corp.	400,000	6,864,000

		65,883,934

U.S. Small Cap Stocks — 11.2%
Aircastle Ltd.	31,000	544,980
Apollo Investment Corporation	692,300	5,628,400

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Atlas Resource Partners LP	150,000	$3,279,000
BGC Partners, Inc. Class A	82,000	514,960
BlackRock Kelso Capital Corporation	210,000	2,123,100
BreitBurn Energy Partners L.P.	87,500	1,575,875
Compass Diversified Holdings	606,000	10,683,780
DineEquity, Inc.	13,800	961,446
Fifth Street Finance Corp.	988,000	10,709,920
Hercules Technology Growth Capital, Inc.	60,000	836,400
Intersil Corporation	123,000	1,255,830
KKR Financial Holdings LLC	400,000	4,228,000
NGL Energy Partners LP	70,000	2,009,000
Prospect Capital Corporation	600,000	6,570,000
Rose Rock Midstream LP	13,309	492,434
Solar Capital Ltd.	565,500	12,457,965
Solar Senior Capital Ltd.	115,000	2,178,100
TAL International Group, Inc.	48,200	1,940,050
Triangle Capital Corporation	90,000	2,613,600
Vanguard Natural Resources, LLC	54,000	1,468,800

		72,071,640

Money Market Funds — 1.3%
Fidelity Institutional Money Market Portfolio	8,536,316	8,536,316

Total Investments — 100.5% (cost $635,972,829)		648,905,175
Liabilities in Excess of Other Assets — 0.5%		(3,215,221)

Net Assets — 100.0%		$645,689,954

Costfor federal income tax purposes $636,009,949.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$32,386,689
Excess of tax cost over value	19,491,463

Net Appreciation	$12,895,226

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2013

(Unaudited)

	Principal/ Shares	Value
Emerging Markets Debt — 1.1%
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$200,000	$201,980

Global Corporate Bonds — 10.1%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	169,758
CHC Helicopter S.A., 9.25%, due 10/15/2020	$500,000	523,750
Macquarie Group Ltd., 6%, due 1/14/2020	$200,000	214,809
Petrobras Global Finance BV, 3% Global Notes, due 1/15/2019	$100,000	93,107
SPDR Barclays Capital Short Term High Yield Bond ETF	28,000	857,080

		1,858,504

International Corporate Bonds — 6.5%
BC Luxco 1 SA, 7.375%, due 1/29/2020	$500,000	472,500
Societe Generale SA, 6.625%, due 12/11/2049	$500,000	504,750
Telecom Italia Capital SA, 7.175%, due 6/18/2019	$100,000	111,753
Telefonica Emisiones SAU, 5.877%, due 7/15/2019	$100,000	108,599

		1,197,602

Structured Notes — 4.9%
Goldman Sachs Group, Inc. Autocallable Quarterly S&P 500 and Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 3/16/2020	$100,000	97,837
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	194,290
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 2/16/2023	$200,000	187,780
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$200,000	210,130
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$200,000	206,030

		896,067

U.S. Corporate Bonds — 76.1%
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, due 5/15/2023	$300,000	286,500
AdvisorShares Newfleet Multi-Sector Income ETF	7,800	384,540
AdvisorShares Peritus High Yield ETF	18,000	921,240
Alcoa, Inc., 6.75%, due 7/15/2018	$100,000	110,029
Alcoa, Inc., 5.72%, due 2/23/2019	$200,000	207,720
American Media, Inc., 11.5%, due 12/15/2017	$300,000	298,500
Arch Coal, Inc., 8.75%, due 8/1/2016	$200,000	199,500
Ares Capital Corp. 5.875% Preferred	12,000	298,440
Arlington Asset Investment Corp. 6.625% Preferred	13,000	$311,999
Bank of America Corp., 5.42%, due 3/15/2017	$100,000	108,198
BMC Software, Inc., 7.25%, due 6/1/2018	$150,000	161,061
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	107,250
Cliffs Natural Resources, Inc., 3.95% Senior Notes, due 1/15/2018	$200,000	193,138
Dell, Inc., 5.65%, due 4/15/2018	$100,000	103,884
DynCorp International, Inc., 10.375%, due 7/1/2017	$300,000	310,500
EarthLink, Inc., 7.375%, due 6/1/2020	$200,000	198,500
Expedia, Inc., 5.95%, due 8/15/2020	$100,000	104,916
Fifth Street Finance Corp., 5.875% Senior Notes, due 3/15/2019	18,500	447,515
Ford Motor Co., 9.215%, due 9/15/2021	$100,000	127,217
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	5,000	125,200
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	12,000	311,880
Horizon Technology Finance Corp. 7.375% Preferred	12,000	305,400
Icahn Enterprises, L.P., 8%, due 1/15/2018	$200,000	211,750
iShares iBoxx $ High Yield Corporate Bond ETF	9,000	836,820
JMP Group, Inc., 8% Senior Notes due 1/15/2023	17,000	437,920
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	14,000	357,280
Legg Mason, Inc., 6%, due 5/21/2019	$100,000	108,586
Lexmark International, Inc., 6.65%, due 6/1/2018	$100,000	110,055
Limited Brands, Inc., 8.5%, due 6/15/2019	$100,000	119,000
Linn Energy, LLC, 6.25%, due 11/1/2019	$500,000	472,500
Main Street Capital Corp. 6.125% Preferred	8,000	192,000
Market Vectors Treasury-Hedged High Yield Bond ETF	27,000	678,510
Masco Corporation, 7.125%, due 3/15/2020	$100,000	113,750
Medley Capital Corp., 7.125% Senior Notes, due 3/30/2019	8,375	215,154
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	10,000	240,600
Nasdaq OMX Group, Inc., 5.55%, due 1/15/2020	$200,000	214,305
NuStar Logistics L.P., 6.125% Preferred	8,000	211,040
NuStar Logistics L.P., 4.75%, due 2/1/2022	$100,000	93,559
Owens Corning, 9%, due 6/15/2019	$100,000	122,451
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	18,000	445,140
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	7,000	732,900

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Prologis, Inc., 6.625%, due 5/15/2018	$100,000	$116,666
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	10,000	250,400
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$500,000	486,436
SLM Corporation, 4.625%, due 9/25/2017	$200,000	201,500
SLM Corporation, 8%, due 3/25/2020	$100,000	111,873
SPDR Barclays Capital High Yield Bond ETF	12,500	503,250
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	16,000	397,600
WhiteHorse Finance, Inc. 6.5% Preferred	16,000	395,200

		13,999,372

Money Market Funds — 0.8%
Fidelity Institutional Money Market Portfolio	155,627	155,627

Total Investments — 99.5% (cost $18,436,572)		18,309,152
Other Assets in Excess of Liabilities — 0.5%		97,055

Net Assets — 100.0%		$18,406,207

Costfor federal income tax purposes $18,436,572.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$100,639
Excess of tax cost over value	228,059

Net Appreciation	($127,420)

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2013

(Unaudited)

	Shares	Value
Emerging Markets Value — 1.1%
iShares MSCI Emerging Markets Value ETF	2,250	$99,563
iShares India 50 ETF	2,000	43,160
Vanguard FTSE Emerging Markets ETF	3,500	136,780

		279,503

Europe Large Cap Stocks — 5.0%
AXA SA	4,500	99,315
BASF SE	1,600	141,632
BNP Paribas S.A.	950	30,733
CNH Global N.V.	2,800	131,572
ING Groep N.V.*	13,000	132,210
Intesa Sanpaolo S.p.A.	2,800	31,948
Koninklijke Philips Electronics N.V.	5,500	174,845
Novartis AG	1,700	121,737
Vivendi SA	5,400	115,571
Volkswagon AG	2,800	128,128
Wynn Macau, Ltd.	4,500	127,845

		1,235,536

Europe Market Indexes — 1.6%
iShares Europe ETF	3,000	125,310
iShares MSCI France ETF	4,100	104,386
iShares MSCI Germany ETF	1,900	49,989
iShares MSCI Italy Capped ETF	3,500	45,500
Market Vectors Poland ETF	3,700	78,440

		403,625

Europe Mid Cap Stocks — 1.0%
Esprit Holdings Ltd.	35,000	115,150
NXP Semiconductors NV*	3,900	127,335

		242,485

Global Large Cap Stocks — 4.7%
AEGON N.V.	20,426	157,893
Bunge Ltd.	2,300	174,823
Credit Suisse Group AG	6,453	188,944
Fiat S.p.A.*	18,500	148,740
Invesco Holding Co. Ltd.	4,500	144,855
Schlumberger Ltd.	1,500	121,995
Teva Pharmaceutical Industries Ltd.	3,000	119,100
Weatherford International Ltd.*	8,600	120,056

		1,176,406

Global Mid Cap Stocks — 2.4%
Energy XXI (Bermuda) Ltd.	3,000	80,550
Everest Re Group Ltd.	1,000	133,530
Jazz Pharmaceuticals Plc*	2,100	158,571
Noble Corporation	3,000	114,600
White Mountains Insurance Group Ltd.	190	113,620

		600,871

Global Small Cap Stocks — 1.7%
Altisource Residential Corporation*	7,000	$134,190
MagnaChip Semoconductor Corporation*	7,300	150,088
Montpelier Re Holdings Ltd.	4,700	126,947

		411,225

International Market Indexes — 1.8%
iShares MSCI EAFE Value ETF	2,400	122,856
Schwab International Equity ETF	5,400	155,682
Vanguard FTSE All-World Ex-U.S. Index Fund	3,500	162,050

		440,588

International Mid Cap Stocks — 0.5%
Validus Holdings, Ltd.	3,200	113,376

International Small Cap Stocks — 0.4%
Ritchie Bros. Auctioneers, Inc.	5,000	96,250

Latin America Large Cap Stocks — 0.5%
Companhia de Bebidas das Americas	3,100	117,118

Latin America Market Indexes — 0.3%
iShares MSCI Brazil Capped ETF	1,500	65,250

Pacific/Asia Large Cap Stocks — 1.7%
China Mobile Limited	2,100	111,132
ICICI Bank Limited	2,600	85,228
KB Financial Group, Inc.*	3,000	94,860
Mitsubishi UFJ Financial Group, Inc.	22,000	137,500

		428,720

Pacific/Asia Market Indexes — 1.7%
iShares MSCI India ETF	2,000	45,560
iShares MSCI Indonesia ETF	2,000	57,980
iShares MSCI Philippines ETF	2,000	72,000
iShares MSCI South Korea Capped ETF	850	47,456
iShares MSCI Thailand Capped ETF	850	64,490
Market Vectors Vietnam Index ETF	3,800	71,250
Market Vectors Indonesia Index ETF	2,500	68,725

		427,461

Pacific/Asia Mid Cap Stocks — 0.6%
NetEase, Inc.	2,200	140,162

United Kingdom Large Cap Stocks — 1.8%
Delphi Automotive PLC*	3,600	193,392
KeyCorp	12,000	147,480
Unilever PLC	2,800	113,764

		454,636

United Kingdom Small Cap Stocks — 0.8%
WNS Holdings Ltd.*	10,300	204,352

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
U.S. Large Cap Stocks — 32.1%
Abbott Laboratories	1,500	$54,945
AbbVie, Inc.	1,500	68,220
Activision Blizzard, Inc.	9,100	163,618
Alcoa, Inc.	11,000	87,450
Allstate Corporation	2,600	132,548
Ameriprise Financial, Inc.	1,900	169,100
Amgen, Inc.	1,200	129,948
Anadarko Petroleum Corporation	1,550	137,206
Apache Corporation	1,250	100,313
Applied Materials, Inc.	8,800	143,528
Baker Hughes, Inc.	2,100	99,603
Berkshire Hathaway, Inc. Class B*	1,200	139,044
Boeing Company	2,000	210,200
Broadcom Corporation	3,300	90,981
Chubb Corporation	1,400	121,100
Cisco Systems, Inc.	7,500	191,625
ConocoPhillips	2,000	129,720
Corning, Inc.	8,500	129,115
CSX Corporation	4,400	109,164
CVS Caremark Corporation	2,200	135,278
Devon Energy Corporation	1,800	99,018
Energy Transfer Partners, L.P.	1,036	53,934
Expedia, Inc.	1,500	70,695
FedEx Corporation	1,100	116,600
FirstEnergy Corp.	2,000	76,140
Franklin Resources, Inc.	2,400	117,312
Goldman Sachs Group, Inc.	950	155,829
Hershey Company	1,400	132,818
Home Depot, Inc.	1,800	142,254
International Business Machines, Inc.	500	97,520
International Paper Company	3,400	164,254
Johnson & Johnson	1,500	140,250
KBR, Inc.	3,300	103,224
Las Vegas Sands Corp.	2,600	144,482
Life Technologies Corporation*	2,100	156,660
Lorillard, Inc.	2,400	102,072
Marathon Oil Corporation	3,500	127,260
MasterCard, Inc.	250	152,653
MetLife, Inc.	3,300	159,786
National Oilwell Varco, Inc.	1,500	105,255
Noble Energy, Inc.	2,200	137,478
Nordstrom, Inc.	2,000	122,480
Occidental Petroleum Corporation	1,200	106,860
PepsiCo, Inc.	1,400	116,956
Phillips 66	2,550	156,825
Precision Castparts Corp.	700	155,204
Prudential Financial, Inc.	1,800	142,146
Scripps Networks Interactive, Inc.	1,700	$120,309
Sigma-Aldrich Corporation	1,000	83,560
Spectra Energy Corp.	4,500	161,955
State Street Corporation	2,300	160,241
The ADT Corporation	2,300	92,184
Thermo Fisher Scientific, Inc.	1,900	173,109
Travelers Companies, Inc.	1,600	133,680
Twenty-First Century Class A	5,400	161,352
UnitedHealth Group, Inc.	1,400	101,990
United Technologies Corporation	1,200	126,684
Visa, Inc.	800	141,608
VMware, Inc.*	1,400	115,066
Wal-Mart Stores, Inc.	1,400	109,116
Walt Disney Company	2,000	129,300
Wells Fargo & Company	3,100	134,850
Wynn Resorts Limited	950	126,474

		7,970,149

U.S. Micro Cap Stocks — 3.4%
8 x 8, Inc.*	20,800	188,448
Graham Corporation	3,000	98,070
KMG Chemicals, Inc.	5,500	124,190
Measurement Specialties, Inc.*	3,500	174,230
Multi-Color Corporation	4,100	141,901
Teche Holding Company	2,500	114,075

		840,914

U.S. Mid Cap Stocks — 24.5%
Albemarle Corporation	1,800	111,618
American Capital, Ltd.*	11,000	150,260
A. O. Smith Corp.	2,800	115,696
Atwood Oceanics, Inc.*	2,300	129,582
Babcock & Wilcox Company	6,000	183,240
Brinker International, Inc.	3,000	120,450
Brown & Brown, Inc.	4,000	131,960
Carlyle Group LP	4,200	117,558
Coca-Cola Enterprises, Inc.	3,600	135,144
Crown Holdings, Inc.*	2,900	127,107
D.R. Horton, Inc.	5,600	112,560
Eaton Vance Corp.	3,900	157,833
Energizer Holdings, Inc.	1,350	137,430
Federated Investors, Inc.	4,900	142,247
Flowserve Corporation	2,400	136,032
Graco, Inc.	1,700	118,626
Hartford Financial Services Group, Inc.	5,900	182,074
Hasbro, Inc.	2,800	128,800
Helmerich & Payne, Inc.	2,100	132,720
Ingredion, Inc.	2,600	174,720
Kennametal, Inc.	3,000	130,020

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Kirby Corporation*	2,000	$168,920
Lam Research Corporation*	3,900	191,958
Lincoln National Corporation	4,700	195,849
Nationstar Mortgage Holdings, Inc.*	3,000	138,840
Nu Skin Enterprises, Inc.	2,500	209,100
Ocwen Financial Corporation*	2,700	128,574
Owens Corning, Inc.*	3,400	134,266
Principal Financial Group, Inc.	4,000	173,440
ProAssurance Corp.	1,400	74,942
PVH Corp.	1,200	158,148
Reinsurance Group of America, Inc.	2,700	183,843
Silgan Holdings, Inc.	2,500	120,600
Stericycle, Inc.*	1,300	150,722
Tempur-Pedic International, Inc.*	2,500	99,125
Teradata Corp.*	2,100	124,152
Total System Services, Inc.	3,500	95,935
TRW Automotive Holdings Corp.*	2,400	175,944
Under Armour, Inc.*	2,300	154,399
URS Corporation	3,500	162,750
Valmont Industries, Inc.	850	118,694
Vulcan Materials Company	2,800	132,104
WABCO Holdings, Inc.*	1,300	102,778

		6,070,760

U.S. REIT’s — 0.3%
Silver Bay Realty Trust Corp.	5,300	85,277

U.S. Small Cap Stocks — 10.7%
Alere, Inc.*	5,300	177,020
Astec Industries, Inc.*	3,250	113,750
Community Bank System, Inc.	3,800	127,452
Electronics for Imaging, Inc.*	5,000	150,150
EMC Corporation*	4,600	120,290
Fair Isacc Corporation	3,000	149,880
G-III Apparel Group Ltd.*	3,500	180,110
Hill-Rom Holdings, Inc.	3,200	118,624
Kaman Corporation	3,800	143,868
Kraton Performance Polymers, Inc.*	3,800	77,140
Old Dominion Freight Line, Inc.*	3,200	139,776
PolyOne Corporation	5,500	159,005
Primerica, Inc.	3,900	160,056
Proofpoint, Inc.*	7,100	191,060
Rosetta Resources, Inc.*	3,000	136,830
Standex International Corporation	2,400	141,670
ValueClick, Inc.*	8,000	195,520
Wendy’s Company	25,000	177,750

		2,659,951

Money Market Funds — 1.5%
Fidelity Institutional Money Market Portfolio	363,134	$363,134

Total Investments — 100.1% (cost $18,958,203)		24,827,749
Liabilities in Excess of Other Assets — 0.1%		(26,607)

Net Assets — 100.0%		$24,801,142

Costfor federal income tax purposes $18,958,203.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$6,209,937
Excess of tax cost over value	340,391

Net Appreciation	$5,869,546

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2013

(Unaudited)

	Shares	Value
Growth Funds — 34.8%
API Efficient Frontier Growth Fund*	976,249	$12,671,717

Income Funds — 31.3%
API Efficient Frontier Capital Income Fund	261,666	11,411,236

Value Funds — 33.4%
API Efficient Frontier Value Fund*	782,455	12,190,656

Money Market Funds — 0.5%
Fidelity Institutional Money Market Portfolio	175,520	175,520

Total Investments — 100.0% (cost $22,311,465)		36,449,129
Liabilities in Excess of Other Assets — Less Than 0.05%		(12,176)

Net Assets — 100.0%		$36,436,953

Costfor federal income tax purposes $22,663,991.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$13,785,218
Excess of tax cost over value	80

Net Appreciation	$13,785,138

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2013

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $25,297,897, $35,453,172, $635,972,829, $18,436,572, and $18,958,203, respectively)	$30,329,771	$50,382,848	$648,905,175	$18,309,152	$24,827,749
Investments in affiliated issuers at value (indentified cost of $22,311,465)						$36,449,129
Dividends and interest receivable	54,619	13,901	2,791,531	119,626	6,261
Receivable for shareholder purchases	92,689	90,007	1,700,156			29,923
Other assets	3,344	8,432	155,741	7,685	7,703	7,402

Total assets	30,480,423	50,495,188	653,552,603	18,436,463	24,841,713	36,486,454

Liabilities
Payable for shareholder redemptions	93,792	50,008	1,297,083	1,000
Accrued distribution fees	9,885	23,900	371,116	12,729	6,999	25,880
Accrued advisory fees	15,237	41,556	216,557		18,633	9,115
Accrued accounting service fees	3,824	2,588	8,010		2,404
Payable for securities purchased			5,939,434
Other accrued expenses	16,601	14,509	30,449	16,527	12,535	14,506

Total liabilities	139,339	132,561	7,862,649	30,256	40,571	49,501

Net assets	$30,341,084	$50,362,627	$645,689,954	$18,406,207	$24,801,142	$36,436,953

Shares of beneficial interest (unlimited number of no par
value shares authorized (Note 6)
Class A: Shares outstanding	113,547	1,644,795	18,338,633	245,599	993,172	296,456

Net asset value per share	$42.90	$12.98	$11.80	$12.46	$15.58	$33.31

Maximum offering price per share	$45.52	$13.77	$12.52	$13.22	$16.53	$35.34

Class L: Shares outstanding	225,579	2,452,709	29,200,530	1,270,871	646,252	773,619

Net asset value per share	$41.85	$11.70	$11.37	$11.61	$14.30	$32.60

Institutional Class: Shares outstanding	367,548	23,171	7,996,841	44,825	5,099	39,335

Net asset value per share	$43.61	$13.60	$12.18	$13.13	$16.03	$34.16

Net assets consist of
Paid-in capital	$24,603,070	$38,826,076	$641,931,308	$21,479,714	$23,505,001	$22,764,977
Undistributed net investment income (loss)	389,865	(194,310)	1,884,393	98,763	(37,025)	(146,499)
Accumulated net realized gain (loss) from security transactions	316,275	(3,198,815)	(11,058,093)	(3,044,850)	(4,536,380)	(319,189)
Unrealized appreciation on investments	5,031,874	14,929,676	12,932,346	(127,420)	5,869,546	14,137,664

Net assets applicable to outstanding shares of beneficial interest	$30,341,084	$50,362,627	$645,689,954	$18,406,207	$24,801,142	$36,436,953

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2013

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Investment Income
Dividends from unaffiliated issures	$591,055	$253,446	$21,545,217	$373,486	$187,520
Dividends from affiliated issures						$115,395
Interest	20,558	7,504	2,820,799	145,527	1,714	121

Total income	611,613	260,950	24,366,016	519,013	189,234	115,516

Expenses
Investment advisory fees	84,637	225,002	1,170,791	71,543	104,594	50,913
Distribution fees
Class L	44,570	132,192	1,503,303	81,527	40,191	121,270
Class A	10,575		527,977			23,903
Accounting service fees	21,463	19,267	46,714	15,704	18,200
Transfer agent fees	27,156	26,667	197,213	22,896	20,489	24,805
Custodial fees	2,489	3,821	24,896	2,175	3,046	1,789
Professional fees	6,842	8,167	44,787	6,302	6,447	7,238
Registration fees	22,598	17,023	49,772	17,601	17,246	14,592
Trustee fees	2,414	3,681	15,193	2,091	2,239	2,588
Insurance	1,908	3,048	14,674	2,069	1,984	2,644
Shareholder reports	2,644	4,861	41,637	2,586	2,192	4,876
Miscellaneous	9,479	11,531	33,374	7,627	9,631	7,397

Total operating expenses	236,775	455,260	3,670,331	232,121	226,259	262,015
Less expenses waived by investment advisor				(11,111)

Net operating expenses	236,775	455,260	3,670,331	221,010	226,259	262,015

Net investment income (loss)	374,838	(194,310)	20,695,685	298,003	(37,025)	(146,499)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issures	730,844	1,675,902	(8,266,509)	(58,873)	492,346
Net realized gain (loss) from security transactions in affiliated issures						168,019
Change in unrealized appreciation on investments in unaffiliated issures	778,981	3,944,010	(17,958,129)	(989,053)	1,939,766
Change in unrealized appreciation on investments in affiliated issures						3,056,648

Net realized and unrealized gain (loss) on investments	1,509,825	5,619,912	(26,224,638)	(1,047,926)	2,432,112	3,224,667

Net increase (decrease) in net assets resulting from operations	$1,884,663	$5,425,602	$(5,528,953)	$(749,923)	$2,395,087	$3,078,168

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended July 31, 2013

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$374,838	$(194,310)	$20,695,685	$298,003	$(37,025)	$(146,499)
Net realized gain (loss) from security transactions	730,844	1,675,902	(8,266,509)	(58,873)	492,346	168,019
Net change in unrealized appreciation on investments	778,981	3,944,010	(17,958,129)	(989,053)	1,939,766	3,056,648

Increase (decrease) in net assets resulting from operations	1,884,663	5,425,602	(5,528,953)	(749,923)	2,395,087	3,078,168

Distributions
From net investment income:
Class A	(36,989)		(7,062,011)	(65,820)
Class L	(61,386)		(9,808,523)	(209,881)
Institutional Class	(158,125)		(2,650,466)	(2,799)

	(256,500)		(19,521,000)	(278,500)

Change in net assets from fund share transactions:
Class A	961,797	2,396,840	35,063,257	(726,926)	423,238	(494,364)
Class L	454,365	795,439	96,434,920	(1,285,374)	(637,435)	(566,225)
Institutional Class	924,785	300,607	47,280,143	604,540	78,999	1,330,616

Increase (decrease) in net assets resulting from capital share transactions	2,340,947	3,492,886	178,778,320	(1,407,760)	(135,198)	270,027

Total increase (decrease) in net assets	3,969,110	8,918,488	153,728,367	(2,436,183)	2,259,889	3,348,195
Net assets
Beginning of the period	26,371,974	41,444,139	491,961,587	20,842,390	22,541,253	33,088,758

End of period	$30,341,084	$50,362,627	$645,689,954	$18,406,207	$24,801,142	$36,436,953

Undistributed net investment income	$389,865	—	$1,884,393	$98,763	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2013

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$562,588	$(228,272)	$20,545,904	$383,082	$(45,086)	$(262,182)
Net realized gain (loss) from security transactions	1,448,575	5,630,643	(145,294)	412,733	2,560,768	(153,545)
Net change in unrealized appreciation on investments	868,524	318,545	28,849,814	505,483	(400,769)	3,805,493

Increase in net assets resulting from operations	2,879,687	5,720,916	49,250,424	1,301,298	2,114,913	3,389,766

Distributions
From net investment income:
Class A	(62,766)		(8,036,867)	(93,021)
Class L	(108,199)		(9,921,643)	(234,979)
Institutional Class	(303,035)		(1,879,490)

	(474,000)		(19,838,000)	(328,000)

Change in net assets from Fund share transactions:
Class A	(463,184)	(214,841)	107,948,312	(337,475)	(1,305,224)	(2,881,830)
Class L	(71,990)	(1,371,936)	150,736,541	(1,559,563)	(1,252,823)	(87,845)
Institutional Class	(204,959)		40,851,679

Increase (decrease) in net assets resulting from capital share transactions	(740,133)	(1,586,777)	299,536,532	(1,897,038)	(2,558,047)	(2,969,675)

Total increase (decrease) in net assets	1,665,554	4,134,139	328,948,956	(923,740)	(443,134)	420,091
Net assets
Beginning of the year	24,706,420	37,310,000	163,012,631	21,766,130	22,984,387	32,668,667

End of year	$26,371,974	$41,444,139	$491,961,587	$20,842,390	$22,541,253	$33,088,758

Undistributed net investment income	$271,527	—	$709,708	$79,260	—	—

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2013	2012	2011		2009 (3)	2008 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$40.51	$36.79	$36.36	$30.19	$25.85	$42.82	$47.32

Income from investment operations
Net investment income (1)(4)	0.53	0.80	0.71	0.42	0.14	0.52	0.70
Net realized and unrealized gain (loss) on investments	2.22	3.59	0.37	6.04	4.33	(15.05)	(1.34)

Total income (loss) from investment operations	2.75	4.39	1.08	6.46	4.47	(14.53)	(0.64)

Distributions
From net investment income	(0.36)	(0.67)	(0.65)	(0.29)	(0.13)	(0.39)	(1.08)
From net realized gain on security transactions						(2.05)	(2.78)

Total distributions	(0.36)	(0.67)	(0.65)	(0.29)	(0.13)	(2.44)	(3.86)

Net asset value, end of year/period	$42.90	$40.51	$36.79	$36.36	$30.19	$25.85	$42.82

Total return (5)	6.83%	12.09%	3.04%	21.39%	17.27%	(33.18)%	(1.43)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,871	$3,659	$3,779	$4,040	$3,795	$3,551	$8,015
Ratio of expenses to average net assets (6)(7)	1.79%	1.88%	1.92%	2.14%	2.43%	2.40%	1.94%
Ratio of net investment income to average net assets (6)(7)	2.55%	2.13%	1.99%	1.27%	0.72%	1.83%	1.59%
Portfolio turnover rate (5)	10%	37%	85%	66%	27%	129%	69%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
		2013	2012	2011		2009 (3)	2008 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$39.54	$35.96	$35.56	$29.56	$25.34	$42.10	$46.66

Income from investment operations
Net investment income (1)(4)	0.41	0.60	0.52	0.25	0.04	0.37	0.48
Net realized and unrealized gain (loss) on investments	2.18	3.49	0.37	5.89	4.23	(14.77)	(1.32)

Total income (loss) from investment operations	2.59	4.09	0.89	6.14	4.27	(14.40)	(0.84)

Distributions
From net investment income	(0.28)	(0.51)	(0.49)	(0.14)	(0.05)	(0.31)	(0.94)
From net realized gain on security transactions						(2.05)	(2.78)

Total distributions	(0.28)	(0.51)	(0.49)	(0.14)	(0.05)	(2.36)	(3.72)

Net asset value, end of year/period	$41.85	$39.54	$35.96	$35.56	$29.56	$25.34	$42.10

Total return (5)	6.58%	11.49%	2.56%	20.79%	16.85%	(33.47)%	(1.90)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,441	$8,482	$7,792	$8,510	$7,610	$8,651	$15,797
Ratio of expenses to average net assets (6)(7)	2.29%	2.38%	2.42%	2.64%	2.93%	2.90%	2.44%
Ratio of net investment income to average net assets (6)(7)	2.05%	1.63%	1.49%	0.77%	0.22%	1.33%	1.09%
Portfolio turnover rate (5)	10%	37%	85%	66%	27%	129%	69%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
		2013	2012	2011		2009 (3)	2008 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$41.15	$37.35	$36.89	$30.60	$26.19	$43.34	$47.76

Income from investment operations
Net investment income (1)(4)	0.64	1.01	0.91	0.60	0.24	0.68	0.94
Net realized and unrealized gain (loss) on investments	2.26	3.64	0.37	6.14	4.39	(15.29)	(1.36)

Total income (loss) from investment operations	2.90	4.65	1.28	6.74	4.63	(14.61)	(0.42)

Distributions
From net investment income	(0.44)	(0.85)	(0.82)	(0.45)	(0.22)	(0.49)	(1.22)
From net realized gain on security transactions						(2.05)	(2.78)

Total distributions	(0.44)	(0.85)	(0.82)	(0.45)	(0.22)	(2.54)	(4.00)

Net asset value, end of year/period	$43.61	$41.15	$37.35	$36.89	$30.60	$26.19	$43.34

Total return (5)	7.10%	12.63%	3.55%	22.03%	17.63%	(32.93)%	(0.93)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,029	$14,231	$13,135	$11,636	$7,114	$3,745	$3,491
Ratio of expenses to average net assets (6)(7)	1.29%	1.38%	1.42%	1.64%	1.93%	1.90%	1.44%
Ratio of net investment income to average net assets (6)(7)	3.05%	2.63%	2.49%	1.77%	1.22%	2.33%	2.09%
Portfolio turnover rate (5)	10%	37%	85%	66%	27%	129%	69%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
		2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.50	$9.82	$9.85	$7.55	$6.36	$13.93	$14.12

Income from investment operations
Net investment income (loss) (1)(3)	(0.02)		(0.04)	(0.04)	(0.01)	0.06	0.04
Net realized and unrealized gain (loss) on investments	1.50	1.68	0.01	2.34	1.20	(6.06)	0.20

Total income from investment (loss) operations	1.48	1.68	(0.03)	2.30	1.19	(6.00)	0.24

Distributions
From net investment income							(0.13)
From net realized gain on security transactions						(1.57)	(0.30)

Total distributions						(1.57)	(0.43)

Net asset value, end of year/period	$12.98	$11.50	$9.82	$9.85	$7.55	$6.36	$13.93

Total return (4)	12.87%	17.11%	(0.30)%	30.46%	18.71%	(41.06)%	1.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,347	$16,671	$14,582	$12,975	$9,706	$4,221	$5,016
Ratio of expenses to average net assets (5)(6)	1.43%	1.51%	1.58%	1.68%	1.88%	1.94%	1.56%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.28)	0.00%	(0.37)%	(0.48)%	(0.28)%	0.80%	0.26%
Portfolio turnover rate (4)	24%	56%	37%	35%	25%	99%	72%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.42	$8.99	$9.11	$7.05	$5.98	$13.40	$13.65

Income from investment operations
Net investment loss (1)(3)	(0.07)	(0.09)	(0.12)	(0.12)	(0.06)	(0.01)	(0.10)
Net realized and unrealized gain (loss) on investments	1.35	1.52		2.18	1.13	(5.84)	0.19

Total income (loss) from investment operations	1.28	1.43	(0.12)	2.06	1.07	(5.85)	0.09

Distributions
From net investment income							(0.04)
From net realized gain on security transactions						(1.57)	(0.30)

Total distributions						(1.57)	(0.34)

Net asset value, end of year/period	$11.70	$10.42	$8.99	$9.11	$7.05	$5.98	$13.40

Total return (4)	12.28%	15.91%	(1.32)%	29.22%	17.89%	(41.62)%	0.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,700	$24,773	$22,728	$28,348	$25,269	$25,772	$56,436
Ratio of expenses to average net assets (5)(6)	2.43%	2.51%	2.58%	2.68%	2.88%	2.94%	2.56%
Ratio of net investment loss to average net assets (5)(6)	(1.28)%	(1.00)%	(1.37)%	(1.48)%	(1.28)%	(0.20)%	(0.74)%
Portfolio turnover rate (4)	24%	56%	37%	35%	25%	99%	72%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

Institutional Class Shares
For the Period Ended
July 31, 2013 * (Unaudited)
For a share outstanding throughout the period
Net asset value, beginning of period	$13.00

Income from investment operations
Net investment loss (1)(2)	(0.01)
Net realized and unrealized gain on investments	0.61

Total income from investment operations	0.60

Net asset value, end of period	$13.60

Total return (3)	4.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$315
Ratio of expenses to average net assets (4)(5)	1.43%
Ratio of net investment loss to average net assets (4)(5)	(0.28)%
Portfolio turnover rate (3)	24%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.24	$11.18	$11.90	$11.24	$9.20	$10.27	$10.31

Income from investment operations
Net investment income (1)(3)	0.44	0.84	0.79	0.94	0.69	0.66	0.31
Net realized and unrealized gain (loss) on investments	(0.48)	1.00	(0.72)	0.62	2.00	(1.11)	(0.06)

Total income (loss) from investment operations	(0.04)	1.84	0.07	1.56	2.69	(0.45)	0.25

Distributions
From net investment income	(0.40)	(0.78)	(0.79)	(0.90)	(0.65)	(0.62)	(0.29)

Total distributions	(0.40)	(0.78)	(0.79)	(0.90)	(0.65)	(0.62)	(0.29)

Net asset value, end of year/period	$11.80	$12.24	$11.18	$11.90	$11.24	$9.20	$10.27

Total return (4)	(0.36)%	17.09%	0.69%	14.35%	30.00%	(3.25)%	2.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$216,424	$189,833	$69,653	$36,202	$13,255	$1,276	$912
Ratio of expenses to average net assets (5)(6)	1.06%	1.24%	1.56%	1.71%	1.20%	1.88%	1.70%
Ratio of net investment income to average net assets (5)(6)	7.25%	7.20%	7.02%	8.00%	9.47%	7.76%	3.04%
Portfolio turnover rate (4)	42%	40%	86%	42%	33%	92%	98%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
		2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.81	$10.82	$11.54	$10.92	$8.96	$10.02	$10.10

Income from investment operations
Net investment income (1)(3)	0.39	0.76	0.74	0.88	0.59	0.55	0.20
Net realized and unrealized gain (loss) on investments	(0.46)	0.97	(0.69)	0.60	1.96	(1.07)	(0.05)

Total income (loss) from investment operations	(0.07)	1.73	0.05	1.48	2.55	(0.52)	0.15

Distributions
From net investment income	(0.37)	(0.74)	(0.77)	(0.86)	(0.59)	(0.54)	(0.23)

Total distributions	(0.37)	(0.74)	(0.77)	(0.86)	(0.59)	(0.54)	(0.23)

Net asset value, end of year/period	$11.37	$11.81	$10.82	$11.54	$10.92	$8.96	$10.02

Total return (4)	(0.59)%	16.62%	0.50%	14.05%	29.06%	(4.12)%	1.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$331,899	$248,675	$83,596	$46,927	$30,042	$19,411	$11,984
Ratio of expenses to average net assets (5)(6)	1.56%	1.68%	1.81%	1.96%	2.20%	2.88%	2.70%
Ratio of net investment income to average net assets (5)(6)	6.75%	6.76%	6.77%	7.80%	8.47%	6.76%	2.04%
Portfolio turnover rate (4)	42%	40%	86%	42%	33%	92%	98%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2011 (2)
		2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.61	$11.49	$12.19	$12.00

Income from investment operations
Net investment income (1)(3)	0.48	0.94	0.90	0.88
Net realized and unrealized gain (loss) on investments	(0.48)	1.02	(0.74)	0.11

Total income from investment operations	0.00	1.96	0.16	0.99

Distributions
From net investment income	(0.43)	(0.84)	(0.86)	(0.80)

Total distributions	(0.43)	(0.84)	(0.86)	(0.80)

Net asset value, end of year/period	$12.18	$12.61	$11.49	$12.19

Total return (4)	(0.03)%	17.71%	1.49%	8.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97,367	$53,454	$9,764	$5,756
Ratio of expenses to average net assets (5)(6)	0.56%	0.68%	0.81%	0.96%
Ratio of net investment income to average net assets (5)(6)	7.75%	7.76%	7.77%	8.80%
Portfolio turnover rate (4)	42%	40%	86%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was April 1, 2010.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2013 (Unaudited)		For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
			2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.07		$12.46	$12.40	$10.39	$8.98	$16.84	$18.45

Income from investment operations
Net investment income (1)(3)	0.24		0.34	0.11	0.01	0.07	0.11	0.17
Net realized and unrealized gain (loss) on investments	(0.64)		0.55	(0.05)	2.08	1.41	(7.46)	(0.11)

Total income (loss) from investment operations	(0.40)		0.89	0.06	2.09	1.48	(7.35)	0.06

Distributions
From net investment income	(0.21)		(0.28)		(0.08)	(0.07)		(0.26)
From net realized gain on security transactions							(0.51)	(1.41)

Total distributions	(0.21)		(0.28)		(0.08)	(0.07)	(0.51)	(1.67)

Net asset value, end of year/period	$12.46		$13.07	$12.46	$12.40	$10.39	$8.98	$16.84

Total return (4)	(3.08)%		7.19%	0.48%	20.09%	16.43%	(43.21)%	0.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,059		$3,986	$4,115	$3,653	$3,303	$2,918	$6,278
Ratio of expenses to average net assets (5)(6)	1.34	%(7)	1.47%	1.53%	1.69%	1.82%	1.77%	1.33%
Ratio of net investment income to average net assets (5)(6)	3.65%		2.62%	0.91%	0.13%	1.02%	1.03%	0.98%
Portfolio turnover rate (4)	79%		62%	244%	122%	21%	75%	59%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.45%.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2013 (Unaudited)		For the Year Ended January 31			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
			2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.20		$11.66	$11.72	$9.86	$8.54	$16.22	$17.89

Income from investment operations
Net investment income (loss) (1)(3)	0.16		0.19	(0.01)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.60)		0.52	(0.05)	1.95	1.33	(7.17)	(0.10)

Total income from investment operations	(0.44)		0.71	(0.06)	1.86	1.33	(7.17)	(0.10)

Distributions
From net investment income	(0.15)		(0.17)		(0.00)*	(0.01)		(0.16)
From net realized gain on security transactions							(0.51)	(1.41)

Total distributions	(0.15)		(0.17)		(0.00)*	(0.01)	(0.51)	(1.57)

Net asset value, end of year/period	$11.61		$12.20	$11.66	$11.72	$9.86	$8.54	$16.22

Total return (4)	(3.60)%		6.10%	(0.51)%	18.88%	15.58%	(43.76)%	(0.72)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,758		$16,856	$17,651	$17,190	$17,008	$16,417	$33,834
Ratio of expenses to average net assets (5)(6)	2.34	%(7)	2.47%	2.53%	2.69%	2.82%	2.77%	2.33%
Ratio of net investment income (loss) to average net assets (5)(6)	2.65%		1.62%	(0.09)%	(0.87)%	0.02%	0.03%	(0.02)%
Portfolio turnover rate (4)	79%		62%	244%	122%	21%	75%	59%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.45%.

*	Amount less than $0.005.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended
	July 31, 2013 * (Unaudited)
For a share outstanding throughout the period
Net asset value, beginning of period	$13.50

Income from investment operations
Net investment income (1)(2)	0.08
Net realized and unrealized loss on investments	(0.39)

Total income (loss) from investment operations	(0.31)

Distributions
From net investment income	(0.06)

Total distributions	(0.06)

Net asset value, end of period	$13.13

Total return (3)	(2.27)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$589
Ratio of expenses to average net assets (4)(5)	1.34	%(6)
Ratio of net investment income (loss) to average net assets (4)(5)	3.65%
Portfolio turnover rate (3)	79%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.45%.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
		2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.05	$12.67	$12.99	$10.33	$8.48	$16.56	$19.15

Income from investment operations
Net investment income (loss) (1)(3)		0.02	0.02	0.02		0.11	0.17
Net realized and unrealized gain (loss) on investments	1.53	1.36	(0.34)	2.64	1.92	(7.95)	(0.36)

Total income from investment operations	1.53	1.38	(0.32)	2.66	1.92	(7.84)	(0.19)

Distributions
From net investment income					(0.07)		(0.24)
From net realized gain on security transactions						(0.24)	(2.16)

Total distributions					(0.07)	(0.24)	(2.40)

Net asset value, end of year/period	$15.58	$14.05	$12.67	$12.99	$10.33	$8.48	$16.56

Total return (4)	10.89%	10.89%	(2.46)%	25.75%	22.60%	(47.18)%	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,476	$13,556	$13,579	$11,962	$7,838	$4,832	$4,060
Ratio of operating expenses to average net assets (5)(6)	1.60%	1.64%	1.59%	1.72%	1.93%	1.93%	1.53%
Ratio of net investment income (loss) to average net assets (5)(6)	0.03%	0.15%	0.16%	0.16%	0.00%	1.11%	1.00%
Portfolio turnover rate (4)	15%	95%	52%	58%	32%	120%	74%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.95	$11.79	$12.19	$9.79	$8.05	$15.89	$18.53

Income from investment operations
Net investment income (loss) (1)(3)	(0.06)	(0.09)	(0.09)	(0.08)	(0.06)	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.41	1.25	(0.31)	2.48	1.82	(7.62)	(0.36)

Total income (loss) from investment operations	1.35	1.16	(0.40)	2.40	1.76	(7.60)	(0.34)

Distributions
From net investment income					(0.02)		(0.14)
From net realized gain on security transactions						(0.24)	(2.16)

Total distributions					(0.02)	(0.24)	(2.30)

Net asset value, end of year/period	$14.30	$12.95	$11.79	$12.19	$9.79	$8.05	$15.89

Total return (4)	10.42%	9.84%	(3.28)%	24.51%	21.83%	(47.67)%	(1.38)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,243	$8,986	$9,405	$15,147	$13,969	$14,763	$36,190
Ratio of operating expenses to average net assets (5)(6)	2.50%	2.54%	2.49%	2.62%	2.83%	2.83%	2.43%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.87)%	(0.75)%	(0.74)%	(0.74)%	(0.90)%	0.21%	0.10%
Portfolio turnover rate (4)	15%	95%	52%	58%	32%	120%	74%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

Institutional Class Shares
For the Period Ended
July 31, 2013* (Unaudited)
For a share outstanding throughout the period
Net asset value, beginning of period	$15.50

Income from investment operations
Net investment income (loss) (1)(2)	0.00 †
Net realized and unrealized gain on investments	0.53

Total income from investment operations	0.53

Net asset value, end of period	$16.03

Total return (3)	3.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82
Ratio of operating expenses to average net assets (4)(5)	1.60%
Ratio of net investment income (loss) to average net assets (4)(5)	0.03%
Portfolio turnover rate (3)	15%

*	Commencement of operations was June 1, 2013.

†	Amount less than $0.005.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,			For the Period Ended
		2013	2012	2011	January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$30.39	$27.14	$27.41	$22.13	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.08)	(0.14)	(0.13)	(0.24)	(0.32)
Net realized and unrealized gain (loss) on investments	3.00	3.39	(0.14)	5.52	7.45

Total income (loss) from investment operations	2.92	3.25	(0.27)	5.28	7.13

Net asset value, end of year/period	$33.31	$30.39	$27.14	$27.41	$22.13

Total return (4)	9.61%	11.97%	(0.99)%	23.86%	47.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,875	$9,488	$11.389	$9,407	$3,035
Ratio of expenses to average net assets (5)(6)	1.18%	1.22%	1.23%	1.45%	2.47%
Ratio of net investment loss to average net assets (5)(6)	(0.51)%	(0.49)%	(0.49)%	(0.96)%	(1.74)%
Portfolio turnover rate (4)	3%	7%	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2013 (Unaudited)	For the Year Ended January 31,			For the Period Ended
		2013	2012	2011	January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$29.81	$26.76	$27.16	$22.03	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.16)	(0.27)	(0.26)	(0.36)	(0.42)
Net realized and unrealized gain (loss) on investments	2.95	3.32	(0.14)	5.49	7.45

Total income (loss) from investment operations	2.79	3.05	(0.40)	5.13	7.03

Net asset value, end of year/period	$32.60	$29.81	$26.76	$27.16	$22.03

Total return (4)	9.36%	11.40%	(1.47)%	23.29%	46.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,218	$23,601	$21,280	$18,708	$13,574
Ratio of expenses to average net assets (5)(6)	1.68%	1.72%	1.73%	1.95%	2.97%
Ratio of net investment income to average net assets (5)(6)	(1.01)%	(0.99)%	(0.99)%	(1.46)%	(2.24)%
Portfolio turnover rate (4)	3%	7%	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

Institutional Class Shares
For the Period Ended
July 31, 2013* (Unaudited)
For a share outstanding throughout the period
Net asset value, beginning of period	$33.00

Income from investment operations
Net investment income (loss) (1)(2)	0.00 †
Net realized and unrealized gain on investments	1.16

Total income (loss) from investment operations	1.16

Net asset value, end of period	$34.16

Total return (3)	3.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,344
Ratio of expenses to average net assets (4)(5)	0.68%
Ratio of net investment income to average net assets (4)(5)	(0.01)%
Portfolio turnover rate (3)	3%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

†	Amount less than $0.005

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2013

(Information as of and for the six months ended July 31, 2013 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Core Income Fund’s investment objective is maximum total return from capital growth and income. The Multiple Index Fund invests primarily in Index Securities, common stock of U.S. and foreign issuers, and securities issued by Underlying Funds.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2013, in valuing the Funds’ assets carried at fair value.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$672,640	$—	$—	$672,640
Common Stocks	23,660,653	—	—	23,660,653
Exchange Traded Funds	1,489,772	—	—	1,489,772
Limited Partnerships	802,463	—	—	802,463
Money Market Funds	807,590	—	—	807,590
Real Estate Investment Trusts	2,386,373	—	—	2,386,373
Structures Notes	—	510,280	—	510,280

Total	$29,819,491	$510,280	$—	$30,329,771

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$46,055,646	$—	$—	$46,055,646
Exchange Traded Funds	3,327,906	—	—	3,327,906
Money Market Funds	999,296	—	—	999,296

Total	$50,382,848	$—	$—	$50,382,848

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$146,326,350	$—	$—	$146,326,350
Common Stocks	115,337,478	—	—	115,337,478
Corporate Bonds	—	110,833,562	—	110,833,562
Exchange Traded Funds	57,645,895	—	—	57,645,895
Limited Partnerships	16,067,568	—	—	16,067,568
Money Market Funds	8,536,316	—	—	8,536,316
Municipal Bonds	—	203,990	—	203,990
Preferred Stocks	72,965,982	—	—	72,965,982
Real Estate Investment Trusts	65,883,934	—	—	65,883,934
Structured Notes	—	55,104,100	—	55,104,100

Total	$482,763,523	$166,141,652	$—	$648,905,175

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Core Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Corporate Bonds	$—	$7,400,350	$—	$7,400,350
Exchange Traded Funds	4,914,340	—	—	4,914,340
Money Market Funds	155,627	—	—	155,627
Preferred Stocks	4,942,768	—	—	4,942,768
Structured Notes	—	896,067	—	896,067

Total	$10,012,735	$8,296,417	$—	$18,309,152

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$150,260	$—	$—	$150,260
Common Stocks	22,881,747	—	—	22,881,747
Exchange Traded Funds	1,175,839	—	—	1,175,839
Limited Partnerships	171,492	—	—	171,492
Money Market Funds	363,134	—	—	363,134
Real Estate Investment Trusts	85,277	—	—	85,277

Total	$24,827,749	$—	$—	$24,827,749

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Money Market Funds	$175,520	$—	$—	$175,520
Mutual Funds	36,273,609	—	—	36,273,609

Total	$36,449,129	$—	$—	$36,449,129

(1)	See schedule of investments for segregation by the size of the company in which the Fund invests.

There were no transfers into or out of Levels 1 and 2 during the current period presented. Transfers are recognized at the end of the reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Core Income Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund. During the period ended July 31, 2013, the Advisor voluntarily waived $11,111 of advisory fees for the Core Income Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the period ended July 31, 2013, the Advisor received $21,463, $19,267, $46,714, $15,704, and $18,200 from the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, and Value Fund, respectively. The Advisor does not currently charge administrative services and accounting services fees for the Master Allocation Fund.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A Shares of the Capital Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class A Shares of the Income Fund and Master Allocation Fund pay a fee of 0.50% of each Class A shares’ average daily net assets for distribution fees. Class L Shares of the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund and Master Allocation Fund pay a fee of 1.00% of each Class L Shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L Shares of the Value Fund pay a fee of 0.90% of the Class L Shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees.

5.	Investment Activity

For the period ended July 31, 2013, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$4,858,093	$2,676,696	$—	$—
Growth Fund	13,643,528	10,463,634	—	—
Income Fund	436,421,969	242,891,707	—	—
Core Income Fund	15,362,992	16,324,371	—	—
Value Fund	3,555,819	3,516,376	—	—
Master Allocation Fund	1,120,000	930,000	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the period ended July 31, 2013 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	994,031	34,946	(67,180)	961,797	23,970	848	(1,590)	23,228
Class L	933,764	57,507	(536,906)	454,365	22,892	1,428	(13,244)	11,076
Institutional Class	1,230,298	40,620	(346,133)	924,785	28,911	970	(8,154)	21,727

Growth Fund:
Class A	3,723,731	—	(1,326,891)	2,396,840	307,476	—	(112,098)	195,378
Class L	2,340,573	—	(1,545,134)	795,439	215,692	—	(140,119)	75,573
Institutional Class	300,607	—	—	300,607	23,171	—	—	23,171

Income Fund:
Class A	65,831,506	4,608,863	(35,377,112)	35,063,257	5,394,810	380,502	(2,946,486)	2,828,826
Class L	112,012,418	7,625,470	(23,202,968)	96,434,920	9,477,705	654,315	(1,995,753)	8,136,267
Institutional Class	55,431,639	2,266,676	(10,418,172)	47,280,143	4,422,542	182,217	(845,682)	3,759,077

Core Income Fund:
Class A	701,427	64,671	(1,493,024)	(726,926)	53,817	5,029	(118,245)	(59,399)
Class L	1,194,202	204,009	(2,683,585)	(1,285,374)	98,557	17,003	(226,450)	(110,890)
Institutional Class	601,740	2,800	—	604,540	44,611	214	—	44,825

Value Fund:
Class A	844,432	—	(421,194)	423,238	57,259	—	(28,826)	28,433
Class L	285,402	—	(922,837)	(637,435)	21,222	—	(68,578)	(47,356)
Institutional Class	78,999	—	—	78,999	5,099	—	—	5,099

Master Allocation Fund:
Class A	836,410	—	(1,330,774)	(494,364)	26,147	—	(41,898)	(15,751)
Class L	3,373,751	—	(3,939,976)	(566,225)	109,023	—	(127,039)	(18,016)
Institutional Class	1,330,616	—	—	1,330,616	39,335	—	—	39,335

At July 31, 2013, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$4,871,087	$21,347,429	$216,424,219	$3,059,218	$15,476,245	$9,875,101
Class L	9,440,691	28,700,176	331,898,742	14,758,223	9,243,185	25,218,235
Institutional Class	16,029,306	315,022	97,366,993	588,766	81,712	1,343,617

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the period ended January 31, 2013 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	308,481	59,390	(831,055)	(463,184)	8,001	1,581	(21,975)	(12,393)
Class L	1,051,189	100,915	(1,224,094)	(71,990)	27,906	2,748	(32,860)	(2,206)
Institutional Class	1,987,119	70,979	(2,263,057)	(204,959)	51,473	1,860	(59,201)	(5,868)

Growth Fund:
Class A	2,832,213	—	(3,047,054)	(214,841)	267,986	—	(302,819)	(34,833)
Class L	2,196,461	—	(3,568,397)	(1,371,936)	229,932	—	(380,752)	(150,820)

Income Fund:
Class A	119,589,472	5,213,163	(16,854,323)	107,948,312	10,272,408	449,119	(1,440,305)	9,281,222
Class L	162,998,020	7,386,628	(19,648,107)	150,736,541	14,423,133	658,309	(1,742,936)	13,338,506
Institutional Class	43,866,949	1,634,792	(4,650,062)	40,851,679	3,640,228	136,371	(388,314)	3,388,285

Core Income Fund:
Class A	2,237,901	90,200	(2,665,576)	(337,475)	175,524	7,013	(207,916)	(25,379)
Class L	3,577,529	228,933	(5,366,025)	(1,559,563)	300,036	18,968	(451,420)	(132,416)

Value Fund:
Class A	1,417,889	—	(2,723,113)	(1,305,224)	107,869	—	(215,036)	(107,167)
Class L	1,133,133	—	(2,385,956)	(1,252,823)	94,760	—	(199,120)	(104,360)

Master Allocation Fund:
Class A	1,749,313	—	(4,631,143)	(2,881,830)	61,998	—	(169,414)	(107,416)
Class L	5,577,687	—	(5,665,532)	(87,845)	202,507	—	(206,168)	(3,661)

At January 31, 2013, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$3,658,625	$16,670,858	$189,833,002	$3,985,931	$13,555,729	$9,487,723
Class L	8,482,458	24,773,281	248,674,932	16,856,459	8,985,524	23,601,035
Institutional Class	14,230,891	—	53,453,653	—	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Capital Loss Carryovers

At July 31, 2013, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year	Carryover Character
Capital Income Fund	$414,333	2018
Growth Fund	4,874,717	2018
Income Fund	184,277	2014
	94,584	2015
	72,379	2017
	62,313	2018
	870,231	N/A	Short-Term
Core Income Fund	2,985,977	2018
Value Fund	5,028,726	2018
Master Allocation Fund	80,135	N/A	Short-Term
	54,547	N/A	Long-Term

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Fund.

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in the fiscal year ended January 31, 2012 and beyond retain their character, short-term or long-term, have no expiration date, and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the period ended July 31, 2013 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2013	Value 7/31/2013	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	261,666	—	—	261,666	$11,411,236	$115,395	—
API Growth Fund	976,965	70,958	(71,674)	976,249	12,671,717	—	$168,019
API Value Fund	772,690	16,753	(6,988)	782,455	12,190,656	—	—

Total	2,011,321	87,711	(78,662)	2,020,370	$36,273,609	$115,395	$168,019

10.	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The adoption of ASU No. 2011-04 had no impact on the Funds’ financial statement disclosures.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2013 to July 31, 2013.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 7/31/2013	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.79%
Actual	$1,000.00	$1,068.30	$9.18
Hypothetical (5% return before expenses)	1,000.00	1,015.92	8.95
Class L				2.29%
Actual	1,000.00	1,065.80	11.73
Hypothetical (5% return before expenses)	1,000.00	1,013.44	11.43
Institutional Class				1.29%
Actual	1,000.00	1,071.00	6.62
Hypothetical (5% return before expenses)	1,000.00	1,018.40	6.46

Growth Fund
Class A				1.43%
Actual	1,000.00	1,128.70	7.55
Hypothetical (5% return before expenses)	1,000.00	1,017.70	7.15
Class L				2.43%
Actual	1,000.00	1,122.80	12.79
Hypothetical (5% return before expenses)	1,000.00	1,012.74	12.13
Institutional Class*				1.43%
Actual	1,000.00	1,046.20	2.45
Hypothetical (5% return before expenses)	1,000.00	1,005.97	2.40

Income Fund
Class A				1.06%
Actual	1,000.00	996.40	5.25
Hypothetical (5% return before expenses)	1,000.00	1,019.54	5.31
Class L				1.56%
Actual	1,000.00	994.10	7.71
Hypothetical (5% return before expenses)	1,000.00	1,017.06	7.80
Institutional Class				0.56%
Actual	1,000.00	999.70	2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.02	2.81

Core Income Fund
Class A				1.34%
Actual	1,000.00	969.20	6.54
Hypothetical (5% return before expenses)	1,000.00	1,018.15	6.71
Class L				2.34%
Actual	1,000.00	964.00	11.39
Hypothetical (5% return before expenses)	1,000.00	1,013.19	11.68
Institutional Class*				1.34%
Actual	1,000.00	977.30	2.21
Hypothetical (5% return before expenses)	1,000.00	1,006.12	2.25

Value Fund
Class A				1.60%
Actual	1,000.00	1,108.90	8.37
Hypothetical (5% return before expenses)	1,000.00	1,016.86	8.00
Class L				2.50%
Actual	1,000.00	1,104.20	13.04
Hypothetical (5% return before expenses)	1,000.00	1,012.40	12.47
Institutional Class*				1.60%
Actual	1,000.00	1,034.20	2.72
Hypothetical (5% return before expenses)	1,000.00	1,005.68	2.68

	Beginning Account Value	Ending Account Value 7/31/2013	Expenses Paid * During the Period	Annualized Expense Ratio

Master Allocation Fund
Class A				1.18%
Actual	$1,000.00	$1,096.10	$6.13
Hypothetical (5% return before expenses)	1,000.00	1,018.94	5.91
Class L				1.68%
Actual	1,000.00	1,093.60	8.72
Hypothetical (5% return before expenses)	1,000.00	1,016.46	8.40
Institutional Class*				0.68%
Actual	1,000.00	1,035.20	1.16
Hypothetical (5% return before expenses)	1,000.00	1,007.22	1.14

*	Commencement of operations was June 1, 2013.
**	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 for the full period, or 61 for the Institutional Class shares of the Growth Fund, Core Income Fund, Value Fund, and Master Allocation Fund which commenced operations on June 1, 2013), and divided by 365.

Approval of Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, renewed for an additional year an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on March 27, 2013. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by the Advisor; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under each Advisory Agreement; (7) the performance of each Fund as compared to comparable funds and an appropriate benchmark; (8) “fall-out” benefits to the Advisor, if any (i.e., ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis of how performance and fees for each Fund compare to comparable funds and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

At the meeting, representatives from the Advisor presented additional information to help the Board evaluate the Advisor’s fees and other aspects of each Advisory Agreement. Among other things, the representatives presented an overview of the Advisor, including its history, track record, investment approach and processes, and personnel. The Board then discussed the written materials that the Board received before the meeting and the Advisor’s oral presentation, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of each Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The Board, in examining the nature, extent and quality of the services provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Advisor.

The Board considered the fees payable by the Funds under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board considered the information provided and concluded that such profits were not excessive. The Board also examined the fees paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund. The Board concluded that the advisory fees were the result of arm’s length negotiations, appeared reasonable in light of the services rendered, and were within the range of aggregate advisory fees received by the advisors of the respective comparable funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and whether fee levels reflected such economies of scale.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

The Board also considered each Fund’s performance compared to benchmark indices and other comparable funds for various trailing periods. The Advisor provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, focusing on each Fund’s investment approach and general economic factors. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of the Funds as well as expected diversification and volatility targets. Based on this information, the Board concluded that each Fund’s performance was reasonable as compared to its relevant benchmarks and was satisfied with the investment results that Adviser had been able to achieve for each Fund.

Based on these considerations, the Board, including all of the Independent Trustees, concluded that: (1) the Funds were likely to benefit from the nature, extent and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under each Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable in light of all the facts and circumstances considered; (4) the performance for each Fund was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the separate concurrence of the Independent Trustees, approved the Advisory Agreements for each Fund for another year.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: October 3, 2013

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 3, 2013

/s/ David D. Basten
David D. Basten
President

Date: October 3, 2013

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer